Not FDIC Insured May Lose Value No Bank Guarantee
FSS-Q1PH

Statements of Investments
(unaudited)
Franklin Biotechnology Discovery Fund 2
Franklin Growth Opportunities Fund 6
Franklin Natural Resources Fund 12
Franklin Small Cap Growth Fund 16
Franklin Small-Mid Cap Growth Fund 22
Franklin Strategic Income Fund 28
Notes to Statements of Investments 53

Franklin Strategic Series
Statement of Investments (unaudited), July 31, 2021
Franklin Biotechnology Discovery Fund
Quarterly Statement of Investments See Notes to Statements of Investments.
2

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.7%
Biotechnology 78.2%
a
89bio, Inc. ........................................... United States 284,400 $ 4,453,704
a
ACADIA Pharmaceuticals, Inc. ........................... United States 294,600 6,372,198
a
Acceleron Pharma, Inc. ................................. United States 142,114 17,772,777
a
Acumen Pharmaceuticals, Inc. ........................... United States 336,100 5,202,828
a
Akouos , Inc. ......................................... United States 157,600 1,713,112
a
Albireo Pharma, Inc. ................................... United States 102,400 2,929,664
a
Alector , Inc. .......................................... United States 677,446 16,282,415
a
ALX Oncology Holdings, Inc. ............................. United States 86,100 5,042,016
Amgen, Inc. ......................................... United States 318,700 76,978,798
a,b
Applied Molecular Transport, Inc. ......................... United States 138,000 3,868,140
a
Applied Therapeutics, Inc. ............................... United States 311,757 5,365,338
a
Arcus Biosciences, Inc. ................................. United States 519,014 16,302,230
a
Arcutis Biotherapeutics , Inc. ............................. United States 125,200 2,920,916
a
Argenx SE, ADR ...................................... Netherlands 51,298 15,616,650
a
Ascendis Pharma A/S, ADR ............................. Denmark 222,800 26,332,732
a
Biogen, Inc. ......................................... United States 148,175 48,413,218
a
BioMarin Pharmaceutical, Inc. ............................ United States 142,456 10,930,649
a
Blueprint Medicines Corp. ............................... United States 117,200 10,298,364
a
Bridgebio Pharma, Inc. ................................. United States 118,800 6,349,860
a
Candel Therapeutics, Inc. ............................... United States 400,800 3,042,072
a,c,d
Centessa Pharmaceuticals plc ........................... United States 189,737 3,720,081
a
Centessa Pharmaceuticals plc, ADR ....................... United States 71,600 1,477,824
a
Codiak Biosciences, Inc. ................................ United States 252,600 4,369,980
a
CRISPR Therapeutics AG ............................... Switzerland 130,614 15,806,906
a
Cullinan Oncology, Inc. ................................. United States 113,700 2,607,141
a
Cytokinetics, Inc. ...................................... United States 254,100 7,541,688
a,c,d
Day One Biopharmaceuticals, Inc. ......................... United States 370,698 8,131,794
a
Deciphera Pharmaceuticals, Inc. .......................... United States 678,554 20,689,111
a
Dyne Therapeutics, Inc. ................................ United States 215,539 3,894,790
a,b
Equillium , Inc. ........................................ United States 294,800 1,597,816
a
Fate Therapeutics, Inc. ................................. United States 242,110 20,046,708
a,b
Forte Biosciences, Inc. ................................. United States 279,964 8,387,721
a
Gemini Therapeutics, Inc. ............................... United States 576,689 2,347,124
Gilead Sciences, Inc. .................................. United States 893,078 60,988,297
a
Global Blood Therapeutics, Inc. ........................... United States 391,500 10,699,695
a
Harpoon Therapeutics, Inc. .............................. United States 220,200 2,155,758
a
Heron Therapeutics, Inc. ................................ United States 1,739,677 21,502,408
a
Horizon Therapeutics plc ................................ United States 488,349 48,844,667
a
Insmed , Inc. ......................................... United States 906,600 22,302,360
a,c,d
Intarcia Therapeutics, Inc., DD ........................... United States 80,195 —
a
Intellia Therapeutics, Inc. ................................ United States 121,053 17,171,368
a
Iovance Biotherapeutics , Inc. ............................. United States 1,395,901 31,086,715
a
KalVista Pharmaceuticals, Inc. ........................... United States 366,100 7,373,254
a
Karuna Therapeutics, Inc. ............................... United States 42,300 4,831,506
a
Keros Therapeutics, Inc. ................................ United States 148,751 5,474,037
a
Kezar Life Sciences, Inc. ................................ United States 853,550 4,156,788
a,b
Kinnate Biopharma, Inc. ................................ United States 19,606 423,097
a
Kodiak Sciences, Inc. .................................. United States 77,300 6,480,832
a,b
Kronos Bio, Inc. ...................................... United States 167,371 3,422,737
a
Krystal Biotech, Inc. ................................... United States 52,100 3,044,724
a
Kura Oncology, Inc. .................................... United States 132,400 2,507,656
a
Legend Biotech Corp., ADR ............................. United States 207,725 8,938,407
a,b
LogicBio Therapeutics, Inc. .............................. United States 661,200 2,757,204
a
Merus NV ........................................... Netherlands 73,200 1,259,040
a
Metacrine , Inc. ....................................... United States 512,819 1,446,150
a
Mirati Therapeutics, Inc. ................................ United States 243,619 38,993,657
a
Moderna , Inc. ........................................ United States 114,200 40,381,120
a
Neurocrine Biosciences, Inc. ............................. United States 215,800 20,114,718

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Biotechnology Discovery Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Novavax , Inc. ........................................ United States 203,218 $ 36,443,084
a,b
Olema Pharmaceuticals, Inc. ............................. United States 154,500 3,627,660
a
PMV Pharmaceuticals, Inc. .............................. United States 83,100 2,826,231
a
Point Biopharma Global, Inc. ............................. United States 429,800 3,524,360
a
Praxis Precision Medicines, Inc. .......................... United States 103,600 1,616,160
a,b
Prometheus Biosciences, Inc. ............................ United States 207,500 4,351,275
a
Protara Therapeutics, Inc. ............................... United States 145,500 1,153,815
a
PTC Therapeutics, Inc. ................................. United States 799,400 30,641,002
a
Regeneron Pharmaceuticals, Inc. ......................... United States 138,309 79,473,734
a,b
Reneo Pharmaceuticals, Inc. ............................. United States 194,700 1,594,593
a
Repare Therapeutics, Inc. ............................... Canada 58,108 1,940,807
a
Rocket Pharmaceuticals, Inc. ............................ United States 375,771 13,460,117
a
Sage Therapeutics, Inc. ................................ United States 101,070 4,419,791
a
Scholar Rock Holding Corp. ............................. United States 41,500 1,296,875
a,b
Silverback Therapeutics, Inc. ............................. United States 109,252 3,308,151
a
Sutro Biopharma, Inc. .................................. United States 669,974 11,409,657
a
Taysha Gene Therapies, Inc. ............................. United States 138,156 2,388,721
a,b
Taysha Gene Therapies, Inc. ............................. United States 166,100 2,871,869
a
Trillium Therapeutics, Inc. ............................... Canada 884,024 5,772,677
a
Ultragenyx Pharmaceutical, Inc. .......................... United States 83,996 6,705,401
a
Vertex Pharmaceuticals, Inc. ............................. United States 213,133 42,963,350
a,b
VistaGen Therapeutics, Inc. ............................. United States 3,617,653 9,622,957
a,b
Yumanity Therapeutics, Inc. ............................. United States 90,804 831,765
a
Zymeworks , Inc. ...................................... Canada 471,320 15,124,659
1,040,531,271
Capital Markets 1.7%
a,c,d
ARYA Sciences Acquisition Corp. ......................... United States 415,600 3,258,304
a
ARYA Sciences Acquisition Corp. IV, A ...................... United States 162,200 1,649,574
a
FS Development Corp. II, A .............................. United States 164,600 1,627,894
a
Health Sciences Acquisitions Corp. 2 ....................... United States 171,600 1,700,556
a
Jiya Acquisition Corp., A ................................ United States 208,800 2,037,888
a
Omega Alpha SPAC, A ................................. United States 294,400 2,891,008
a
Panacea Acquisition Corp. II, A ........................... United States 195,100 1,942,220
a,c,d,e
Soaring Eagle Acquisition Corp., A ......................... United States 189,800 1,898,000
a
Social Capital Suvretta Holdings Corp. I, A ................... United States 143,000 1,408,550
a
Social Capital Suvretta Holdings Corp. II, A .................. United States 143,000 1,409,980
a,b
Social Capital Suvretta Holdings Corp. III, A .................. United States 143,000 1,405,690
a
Social Capital Suvretta Holdings Corp. IV, A .................. United States 143,000 1,405,690
22,635,354
Life Sciences Tools & Services 7.4%
a
Alpha Teknova , Inc. .................................... United States 89,600 1,990,912
a
Illumina, Inc. ......................................... United States 150,900 74,808,675
a,b
Nautilus Biotechnology, Inc. .............................. United States 212,500 1,666,000
a,b
Singular Genomics Systems, Inc. ......................... United States 181,900 3,283,295
Thermo Fisher Scientific, Inc. ............................ United States 31,300 16,902,313
98,651,195
Pharmaceuticals 11.4%
a
Angion Biomedica Corp. ................................ United States 256,000 2,721,280
AstraZeneca plc, ADR .................................. United Kingdom 240,200 13,749,048
a,b
Athira Pharma, Inc. .................................... United States 779,576 7,491,725
a
EyePoint Pharmaceuticals, Inc. ........................... United States 836,730 6,877,921
a
Intra-Cellular Therapies, Inc. ............................. United States 487,600 16,739,308
a
Jazz Pharmaceuticals plc ............................... United States 222,400 37,701,248
a,b
Marinus Pharmaceuticals, Inc. ............................ United States 149,200 2,193,240
a,b
Nuvation Bio, Inc. ..................................... United States 345,800 2,987,712

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Biotechnology Discovery Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
a
Pliant Therapeutics, Inc. ................................ United States 149,100 $ 3,011,820
a
Reata Pharmaceuticals, Inc., A ........................... United States 215,756 27,036,384
a
Relmada Therapeutics, Inc. .............................. United States 91,266 2,372,916
a
Revance Therapeutics, Inc. .............................. United States 275,500 8,011,540
a,b
VYNE Therapeutics, Inc. ................................ United States 720,650 1,945,755
a
Zogenix , Inc. ......................................... United States 1,144,759 18,556,544
151,396,441
Total Common Stocks (Cost $865,747,872) .....................................
1,313,214,261
Preferred Stocks 0.5%
Biotechnology 0.3%
a,c,d
Amunix Pharmaceuticals, Inc., B .......................... United States 2,333,755 3,349,197
a,c,d
Pipeline Therapeutics, Inc., C ............................ United States 779,505 1,504,537
4,853,734
Health Care Providers & Services 0.2%
a,c,d,f
Artiva Biotherapeutics , Inc., B ............................ United States 189,499 2,084,489
a
Total Preferred Stocks (Cost $8,298,863) .......................................
6,938,223
Warrants
Warrants 0.0%
†
Pharmaceuticals 0.0%
†
a
Nuvation Bio, Inc., 7/07/27 .............................. United States 115,266 255,891
Total Warrants (Cost $—) .....................................................
255,891
Total Long Term Investments (Cost $874,046,735) ...............................
1,320,408,375
a
Short Term Investments 3.3%
a a
Country Shares
a
Value
a
Money Market Funds 0.8%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 10,915,304 10,915,304
Total Money Market Funds (Cost $10,915,304) ..................................
10,915,304
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 2.5%
Money Market Funds 2.5%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 32,629,380 32,629,380
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $32,629,380) ...........................................................
32,629,380
Total Short Term Investments (Cost $43,544,684 ) ................................
43,544,684
a
Total Investments (Cost $917,591,419) 102.5% ..................................
$1,363,953,059
Other Assets, less Liabilities (2.5)% ...........................................
(32,563,319)
Net Assets 100.0% ...........................................................
$1,331,389,740

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Biotechnology Discovery Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 79 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at July 31, 2021.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
A portion or all of the security purchased on a delayed delivery basis.
f
See Note 8 regarding holdings of 5% voting securities.
g
See Note 9 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), July 31, 2021
Franklin Growth Opportunities Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.6%
Airlines 0.7%
a,b,c
Wheels Up Experience, Inc. ............................. Singapore 3,500,000 $ 28,000,000
a,b,c,d
Wheels Up Experience, Inc., A ........................... Singapore 2,315,191 16,305,393
44,305,393
Auto Components 0.5%
b
Aptiv plc ............................................ United States 193,320 32,255,442
Automobiles 0.8%
b
Tesla, Inc. ........................................... United States 70,993 48,786,390
Beverages 1.1%
Constellation Brands, Inc., A ............................. United States 163,151 36,601,295
b
Monster Beverage Corp. ................................ United States 331,280 31,246,330
67,847,625
Biotechnology 1.4%
b
Heron Therapeutics, Inc. ................................ United States 2,090,035 25,832,833
b
Iovance Biotherapeutics, Inc. ............................. United States 268,504 5,979,584
b
Novavax, Inc. ........................................ United States 197,463 35,411,040
b
PTC Therapeutics, Inc. ................................. United States 466,661 17,887,116
85,110,573
Capital Markets 5.8%
b
Dragoneer Growth Opportunities Corp. ..................... United States 1,112,700 10,615,158
a,b,d
Dragoneer Growth Opportunities Corp. II .................... United States 416,700 3,852,684
Intercontinental Exchange, Inc. ........................... United States 249,025 29,840,666
a,b,d,e
Lucid Group, Inc. ..................................... United States 2,167,003 46,426,867
MarketAxess Holdings, Inc. .............................. United States 59,706 28,370,500
MSCI, Inc. ........................................... United States 199,360 118,810,586
S&P Global, Inc. ...................................... United States 195,666 83,885,927
b
Soaring Eagle Acquisition Corp. .......................... United States 1,160,400 11,940,516
a,b,d,e
Soaring Eagle Acquisition Corp., A ......................... United States 1,500,000 15,000,000
b
TPG Pace Beneficial II Corp., A ........................... United States 662,600 6,519,984
355,262,888
Chemicals 1.2%
Ecolab, Inc. .......................................... United States 126,472 27,928,812
Linde plc ............................................ United Kingdom 156,944 48,243,016
76,171,828
Commercial Services & Supplies 0.4%
a,b,d
Celonis SE .......................................... Germany 16,669 6,164,029
Republic Services, Inc. ................................. United States 158,671 18,780,300
24,944,329
Consumer Finance 0.4%
b,f
SoFi Technologies, Inc. ................................. United States 1,385,827 21,397,169
Electric Utilities 0.4%
NextEra Energy, Inc. ................................... United States 336,418 26,206,962
Entertainment 1.0%
b
Sea Ltd., ADR ........................................ Taiwan 109,742 30,306,351
b
Walt Disney Co. (The) .................................. United States 191,533 33,713,638
64,019,989
Equity Real Estate Investment Trusts (REITs) 2.5%
American Tower Corp. .................................. United States 82,664 23,377,379

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp. ............................. United States 377,164 $ 128,609,153
151,986,532
Food Products 1.1%
b
Freshpet, Inc. ........................................ United States 207,987 30,459,696
Lamb Weston Holdings, Inc. ............................. United States 359,009 23,971,031
b
Nomad Foods Ltd. .................................... United Kingdom 606,792 15,849,407
70,280,134
Health Care Equipment & Supplies 9.0%
Danaher Corp. ....................................... United States 305,906 91,003,976
b
Edwards Lifesciences Corp. ............................. United States 556,359 62,462,425
a,b,d
Figs, Inc. ............................................ United States 2,077,218 72,352,101
b,f
Figs, Inc., A .......................................... United States 589,100 21,443,240
b
IDEXX Laboratories, Inc. ................................ United States 98,571 66,883,381
b
Intuitive Surgical, Inc. .................................. United States 81,180 80,486,723
b
Nevro Corp. ......................................... United States 258,917 40,132,135
West Pharmaceutical Services, Inc. ........................ United States 297,356 122,430,386
557,194,367
Health Care Providers & Services 1.9%
b
Guardant Health, Inc. .................................. United States 170,094 18,676,321
UnitedHealth Group, Inc. ................................ United States 240,563 99,164,880
117,841,201
Health Care Technology 2.0%
b
Veeva Systems, Inc., A ................................. United States 366,940 122,084,607
Hotels, Restaurants & Leisure 1.6%
b
Chipotle Mexican Grill, Inc. .............................. United States 42,937 80,010,523
Starbucks Corp. ...................................... United States 133,795 16,246,727
96,257,250
Industrial Conglomerates 1.5%
Honeywell International, Inc. ............................. United States 161,234 37,694,897
Roper Technologies, Inc. ................................ United States 113,478 55,756,280
93,451,177
Interactive Media & Services 4.2%
b
Alphabet, Inc., C ...................................... United States 65,168 176,241,643
b,f
Bumble, Inc., A ....................................... United States 280,959 14,295,194
b
Facebook, Inc., A ..................................... United States 142,781 50,872,870
b
ZoomInfo Technologies, Inc., A ........................... United States 302,278 16,247,442
257,657,149
Internet & Direct Marketing Retail 7.7%
b
Amazon.com, Inc. ..................................... United States 138,179 459,803,059
b,f
Coupang, Inc. ........................................ South Korea 452,500 16,434,800
476,237,859
IT Services 13.5%
b,f
Dlocal Ltd. .......................................... Uruguay 299,049 13,499,072
a,b,d
Marqeta, Inc. ......................................... United States 1,396,875 36,110,134
b,f
Marqeta, Inc., A ....................................... United States 218,900 5,873,087
Mastercard, Inc., A .................................... United States 634,990 245,068,041
b
Okta, Inc. ........................................... United States 96,161 23,827,734
b
Paymentus Holdings, Inc., A ............................. United States 102,000 2,958,000

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
b
PayPal Holdings, Inc. .................................. United States 439,575 $ 121,116,100
b
Shopify, Inc., A ....................................... Canada 50,064 75,092,495
b
Snowflake, Inc., A ..................................... United States 61,992 16,472,514
b
Twilio, Inc., A ......................................... United States 279,542 104,434,096
Visa, Inc., A .......................................... United States 761,041 187,512,892
831,964,165
Life Sciences Tools & Services 1.3%
b
Illumina, Inc. ......................................... United States 69,033 34,223,110
b
Maravai LifeSciences Holdings, Inc., A ..................... United States 131,900 5,799,643
b,g
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 2,794,182 42,678,781
82,701,534
Machinery 0.7%
a,b,d
Proterra, Inc. ......................................... United States 3,595,577 35,255,331
b,f
Proterra, Inc. ......................................... United States 579,458 6,391,422
a,b
Proterra, Inc. ......................................... United States 127,451 —
41,646,753
Media 0.5%
b
Liberty Broadband Corp., C .............................. United States 182,900 32,462,921
Pharmaceuticals 1.3%
AstraZeneca plc, ADR .................................. United Kingdom 604,858 34,622,072
b
Catalent, Inc. ........................................ United States 271,018 32,470,666
b
Reata Pharmaceuticals, Inc., A ........................... United States 114,500 14,347,995
81,440,733
Professional Services 3.6%
b
CoStar Group, Inc. .................................... United States 1,324,948 117,721,630
a,b,d
Legalzoom.com, Inc. ................................... United States 1,673,284 58,905,940
b
Legalzoom.com, Inc. ................................... United States 8,700 319,986
TransUnion .......................................... United States 363,075 43,590,784
220,538,340
Road & Rail 0.9%
Union Pacific Corp. .................................... United States 243,411 53,248,590
Semiconductors & Semiconductor Equipment 4.4%
b
Alphawave IP Group plc ................................ United Kingdom 585,000 3,466,772
Analog Devices, Inc. ................................... United States 250,576 41,951,434
Monolithic Power Systems, Inc. ........................... United States 170,285 76,502,239
NVIDIA Corp. ........................................ United States 751,120 146,460,889
268,381,334
Software 19.2%
b
Adobe, Inc. .......................................... United States 202,780 126,054,131
b,f
AppLovin Corp., A ..................................... United States 256,004 15,736,566
b
Atlassian Corp. plc, A .................................. United States 80,156 26,060,319
b
Avalara, Inc. ......................................... United States 38,000 6,352,460
a,b,c,d
Avidxchange, Inc. ..................................... United States 255,039 15,627,737
b
Bill.com Holdings, Inc. .................................. United States 560,964 116,018,574
b
Black Knight, Inc. ..................................... United States 360,298 29,836,277
a,b,d
Confluent, Inc. ....................................... United States 642,459 24,249,400
b,f
Confluent, Inc., A ...................................... United States 121,900 4,777,261
b
Crowdstrike Holdings, Inc., A ............................. United States 58,503 14,836,946
b
DocuSign, Inc. ....................................... United States 165,414 49,299,989
Intuit, Inc. ........................................... United States 151,480 80,279,856

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Microsoft Corp. ....................................... United States 870,656 $ 248,058,601
b
Paycom Software, Inc. ................................. United States 66,255 26,502,000
b,f
Procore Technologies, Inc. .............................. United States 162,383 16,770,916
b
PTC, Inc. ........................................... United States 278,539 37,728,107
b
salesforce.com, Inc. ................................... United States 200,696 48,554,383
b
ServiceNow, Inc. ...................................... United States 268,410 157,795,555
b,f
Sprinklr, Inc., A ....................................... United States 256,700 4,964,578
b
Synopsys, Inc. ....................................... United States 171,819 49,482,154
b
Tyler Technologies, Inc. ................................. United States 64,331 31,692,024
b
Workday, Inc., A ...................................... United States 127,073 29,785,911
b
Zendesk, Inc. ........................................ United States 185,645 24,232,242
1,184,695,987
Specialty Retail 0.3%
b
Burlington Stores, Inc. .................................. United States 51,461 17,229,143
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc. .......................................... United States 1,619,864 236,273,363
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., B ......................................... United States 401,518 67,258,280
Wireless Telecommunication Services 0.8%
b
T-Mobile US, Inc. ..................................... United States 338,813 48,795,848
Total Common Stocks (Cost $2,019,713,284) ....................................
5,955,935,855
Convertible Preferred Stocks 1.0%
Internet & Direct Marketing Retail 0.4%
a,b,d
Fanatics, Inc., E ...................................... United States 920,577 25,425,038
a,b,d
Fanatics, Inc., F ...................................... United States 109,362 3,814,966
29,240,004
Software 0.6%
a,b,d
Databricks, Inc., G .................................... United States 112,760 24,846,328
a,b,d
OneTrust LLC, C ...................................... United States 517,056 11,406,255
36,252,583
Total Convertible Preferred Stocks (Cost $49,869,857) ...........................
65,492,587
Preferred Stocks 2.5%
Commercial Services & Supplies 0.2%
a,b,c,d
Optoro, Inc., E ....................................... United States 509,182 12,978,872
b
Food & Staples Retailing 0.3%
a,b,d
Sweetgreen, Inc., H ................................... United States 928,488 14,560,423
a,b,d
Sweetgreen, Inc., I .................................... United States 100,835 1,772,862
a,b,d
Sweetgreen, Inc., J .................................... United States 76,670 1,347,997
17,681,282
Health Care Providers & Services 0.5%
a,b,c,d
Tempus Labs, Inc., F ................................... United States 504,854 25,604,215
a,b,c,d
Tempus Labs, Inc., G .................................. United States 126,131 6,413,412
32,017,627
IT Services 0.4%
a,b,c,d
HashiCorp, Inc., E ..................................... United States 415,102 22,111,823
b

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Software 1.1%
a,b,c,d
ClearMotion, Inc., C ................................... United States 2,610,594 $ 8,281,031
a,b,c,d
ClearMotion, Inc., D ................................... United States 3,698,772 12,293,635
a,b,d
Gitlab, Inc., E ........................................ United States 201,294 8,958,943
a,b,c,d
Talkdesk, Inc., C ...................................... United States 1,753,060 29,444,829
a,b,d
Tanium, Inc., G ....................................... United States 805,800 8,815,248
67,793,686
Total Preferred Stocks (Cost $89,273,916) ......................................
152,583,290
Warrants
Warrants 0.0%
†
Food & Staples Retailing 0.0%
†
a,b,d
Sweetgreen, Inc., 1/20/26 ............................... United States 23,001 22,165
Total Warrants (Cost $—) .....................................................
22,165
Shares
Escrows and Litigation Trusts 0.0%
a,b
Proterra, Inc., Escrow Account ........................... United States 127,452 —
a,b
Proterra, Inc., Escrow Account ........................... United States 127,452 —
a,b,c
Wheels Up Experience, Inc., Escrow Account ................ Singapore 34,260 —
a,b,c
Wheels Up Experience, Inc., Escrow Account ................ Singapore 34,260 —
a,b,c
Wheels Up Experience, Inc., Escrow Account ................ Singapore 34,260 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $2,158,857,057) .............................
6,174,033,897
a
Short Term Investments 1.6%
a a
Country Shares
a
Value
a
Money Market Funds 0.2%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 13,591,131 13,591,131
Total Money Market Funds (Cost $13,591,131) ..................................
13,591,131
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 1.4%
Money Market Funds 1.4%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 82,534,897 82,534,897
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $82,534,897) ...........................................................
82,534,897
Total Short Term Investments (Cost $96,126,028 ) ................................
96,126,028
a
Total Investments (Cost $2,254,983,085) 101.7% ................................
$6,270,159,925
Other Assets, less Liabilities (1.7)% ...........................................
(102,643,314)
Net Assets 100.0% ...........................................................
$6,167,516,611

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 79 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding holdings of 5% voting securities.
d
See Note 7 regarding restricted securities.
e
A portion or all of the security purchased on a delayed delivery basis.
f
A portion or all of the security is on loan at July 31, 2021.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $42,678,781, representing 0.7% of net assets.
h
See Note 9 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), July 31, 2021
Franklin Natural Resources Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares a Value
a
Common Stocks 98.9%
Agricultural Products 0.9%
Bunge Ltd. .......................................... United States 15,700 $ 1,218,791
a
Darling Ingredients, Inc. ................................ United States 15,000 1,036,050
2,254,841
Construction Machinery & Heavy Trucks 0.4%
a,b
Proterra , Inc. ......................................... United States 72,700 801,881
a
Proterra , Inc. ......................................... United States 18,500 204,055
1,005,936
Construction Materials 1.1%
Martin Marietta Materials, Inc. ............................ United States 7,400 2,688,420
Consumer Finance 0.2%
a,c,d
Sunlight Financial Holdings, Inc., A ........................ United States 74,343 610,356
a
Copper 6.4%
Antofagasta plc ....................................... Chile 108,900 2,260,792
a
ERO Copper Corp. .................................... Canada 92,400 1,859,106
First Quantum Minerals Ltd. ............................. Zambia 147,800 3,164,436
Freeport-McMoRan, Inc. ................................ United States 157,600 6,004,560
a
Imperial Metals Corp. .................................. Canada 122,760 465,268
Lundin Mining Corp. ................................... Chile 259,300 2,362,373
16,116,535
Diversified Chemicals 0.8%
Huntsman Corp. ...................................... United States 77,000 2,033,570
Diversified Metals & Mining 6.7%
a
29Metals Ltd. ........................................ Australia 1,091,100 1,825,480
Anglo American plc .................................... South Africa 102,600 4,545,960
BHP Group plc, ADR ................................... Australia 80,000 5,223,200
a
Glencore plc ......................................... Australia 364,400 1,636,339
Rio Tinto plc, ADR ..................................... Australia 27,500 2,373,525
Teck Resources Ltd., B ................................. Canada 69,100 1,578,244
17,182,748
Electrical Components & Equipment 0.5%
a
Shoals Technologies Group, Inc., A ........................ United States 44,100 1,282,869
a
Environmental & Facilities Services 1.0%
a,c,d,e
Li-Cycle Holdings Corp. ................................. Canada 173,800 1,738,000
a
US Ecology, Inc. ...................................... United States 23,700 829,500
2,567,500
Fertilizers & Agricultural Chemicals 1.4%
Corteva , Inc. ......................................... United States 44,000 1,882,320
Nutrien Ltd. .......................................... Canada 30,500 1,811,700
3,694,020
Food Distributors 0.6%
a
Performance Food Group Co. ............................ United States 33,300 1,525,806
a
Gold 8.6%
Agnico Eagle Mines Ltd. ................................ Canada 35,600 2,302,304
Alamos Gold, Inc., A ................................... Canada 270,000 2,193,750
B2Gold Corp. ........................................ Canada 330,800 1,386,285
Barrick Gold Corp. .................................... Canada 280,791 6,112,820
Newcrest Mining Ltd. ................................... Australia 26,800 517,943
Newmont Corp. ....................................... United States 111,015 6,973,962

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Natural Resources Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
SSR Mining, Inc. ...................................... Canada 131,400 $ 2,136,564
21,623,628
Heavy Electrical Equipment 0.5%
a
TPI Composites, Inc. ................................... United States 33,400 1,307,276
a
Industrial Gases 2.9%
Air Products and Chemicals, Inc. .......................... United States 11,900 3,463,257
Linde plc ............................................ United Kingdom 12,200 3,750,158
7,213,415
Integrated Oil & Gas 15.8%
Chevron Corp. ....................................... United States 103,800 10,567,878
Exxon Mobil Corp. ..................................... United States 150,800 8,681,556
Occidental Petroleum Corp. ............................. United States 117,200 3,058,920
Royal Dutch Shell plc, ADR, A ............................ Netherlands 128,621 5,224,585
Suncor Energy, Inc. .................................... Canada 359,500 7,074,776
TotalEnergies SE, ADR ................................. France 120,310 5,249,125
39,856,840
Investment Banking & Brokerage 2.3%
a,c,d
Alussa Energy Acquisition Corp. .......................... United States 138,200 1,228,598
a,c,d,e
Ivanhoe Capital Acquisition Corp., A ....................... Singapore 150,000 1,500,000
a,c,d,e
Lucid Group, Inc. ..................................... United States 141,414 3,029,718
5,758,316
Metal & Glass Containers 0.9%
Ball Corp. ........................................... United States 16,700 1,350,696
Crown Holdings, Inc. ................................... United States 9,500 947,720
2,298,416
Oil & Gas Drilling 1.0%
Helmerich & Payne, Inc. ................................ United States 40,600 1,164,002
Patterson-UTI Energy, Inc. .............................. United States 141,800 1,137,236
2,301,238
Oil & Gas Equipment & Services 9.3%
Baker Hughes Co. ..................................... United States 163,300 3,468,492
Cactus, Inc., A ........................................ United States 29,100 1,048,764
a
ChampionX Corp. ..................................... United States 78,500 1,824,340
Halliburton Co. ....................................... United States 136,635 2,825,612
a
Liberty Oilfield Services, Inc., A ........................... United States 83,600 851,884
a
NexTier Oilfield Solutions, Inc. ............................ United States 251,322 960,050
a
Nine Energy Service, Inc. ............................... United States 277,692 730,330
a
Oceaneering International, Inc. ........................... United States 77,900 1,032,954
a
Oil States International, Inc. ............................. United States 101,966 577,127
a
Ranger Energy Services, Inc. ............................ United States 169,957 1,368,154
Schlumberger NV ..................................... United States 160,547 4,628,570
a
Schoeller-Bleckmann Oilfield Equipment AG ................. Austria 30,200 1,101,474
a
Select Energy Services, Inc., A ........................... United States 193,119 1,149,058
a,b
Technip Energies NV ................................... France 40,899 554,324
a
TechnipFMC plc ...................................... United Kingdom 228,300 1,648,326
23,769,459
Oil & Gas Exploration & Production 21.7%
Aker BP ASA ......................................... Norway 75,500 2,033,777
Cabot Oil & Gas Corp. ................................. United States 429,016 6,864,256
Cairn Energy plc ...................................... United Kingdom 592,328 1,050,105

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Natural Resources Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Oil & Gas Exploration & Production (continued)
Canadian Natural Resources Ltd. ......................... Canada 176,200 $ 5,812,623
ConocoPhillips ....................................... United States 190,891 10,701,350
Devon Energy Corp. ................................... United States 343,282 8,870,407
EOG Resources, Inc. .................................. United States 104,900 7,643,014
a
EQT Corp. .......................................... United States 108,500 1,995,315
Hess Corp. .......................................... United States 52,100 3,982,524
Pioneer Natural Resources Co. ........................... United States 42,101 6,120,222
55,073,593
Oil & Gas Refining & Marketing 5.8%
Marathon Petroleum Corp. .............................. United States 97,800 5,400,516
New Fortress Energy, Inc. ............................... United States 18,100 548,611
Phillips 66 ........................................... United States 62,900 4,618,747
Valero Energy Corp. ................................... United States 61,900 4,145,443
14,713,317
Oil & Gas Storage & Transportation 6.9%
Enbridge, Inc. ........................................ Canada 69,647 2,740,609
Kinder Morgan, Inc. .................................... United States 98,100 1,704,978
Targa Resources Corp. ................................. United States 59,300 2,497,123
TC Energy Corp. ...................................... Canada 106,300 5,179,999
Williams Cos., Inc. (The) ................................ United States 197,400 4,944,870
17,067,579
Paper Packaging 0.4%
Packaging Corp. of America ............................. United States 7,200 1,018,800
Semiconductor Equipment 0.4%
a
SolarEdge Technologies, Inc. ............................ United States 3,500 908,180
a
Steel 1.4%
Vale SA, ADR ........................................ Brazil 168,500 3,541,870
Trading Companies & Distributors 1.0%
a
Univar Solutions, Inc. .................................. United States 101,600 2,493,264
a
Total Common Stocks (Cost $186,809,688) .....................................
249,907,792
Warrants
a a a a a
Warrants 0.1%
Integrated Oil & Gas 0.1%
a
Occidental Petroleum Corp. , 8/03/27 ....................... United States 17,900 192,067
Total Warrants (Cost $88,605) .................................................
192,067
Principal
Amount
*
Convertible Bonds 0.4%
Oil & Gas Equipment & Services 0.4%
f
Oil States International, Inc., Senior Note, 144A, 4.75%, 4/01/26 .. United States 1,200,000 1,124,740
Total Convertible Bonds (Cost $1,200,000) .....................................
1,124,740
Total Long Term Investments (Cost $188,098,293) ...............................
251,224,599
a

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Natural Resources Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 79 .
Short Term Investments 2.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.7%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 4,258,471 $ 4,258,471
Total Money Market Funds (Cost $4,258,471) ...................................
4,258,471
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,327,229 1,327,229
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$1,327,229) .................................................................
1,327,229
Total Short Term Investments (Cost $5,585,700 ) .................................
5,585,700
a
Total Investments (Cost $193,683,993) 101.6% ..................................
$256,810,299
Other Assets, less Liabilities (1.6)% ...........................................
(4,183,615)
Net Assets 100.0% ...........................................................
$252,626,684
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at July 31, 2021.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the value of this security was
$1,124,740, representing 0.4% of net assets.
g
See Note 9 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), July 31, 2021
Franklin Small Cap Growth Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.9%
Aerospace & Defense 2.5%
a
Axon Enterprise, Inc. ................................... United States 82,100 $ 15,272,242
BWX Technologies, Inc. ................................ United States 800,600 45,978,458
a
Kratos Defense & Security Solutions, Inc. ................... United States 587,564 15,981,741
a
Mercury Systems, Inc. .................................. United States 401,116 26,473,656
103,706,097
Airlines 2.3%
a
Allegiant Travel Co. .................................... United States 337,748 64,212,650
a,b,c
Wheels Up Experience, Inc. ............................. Singapore 2,000,000 16,000,000
a,b,c,d
Wheels Up Experience, Inc., A ........................... Singapore 1,984,450 13,976,052
94,188,702
Banks 2.7%
Pinnacle Financial Partners, Inc. .......................... United States 659,804 59,125,036
Western Alliance Bancorp ............................... United States 569,500 52,860,990
111,986,026
Biotechnology 9.5%
a
Alector , Inc. .......................................... United States 773,200 18,583,862
a
Arcutis Biotherapeutics , Inc. ............................. United States 226,300 5,279,579
a
Ascendis Pharma A/S, ADR ............................. Denmark 178,900 21,144,191
a
Blueprint Medicines Corp. ............................... United States 203,800 17,907,906
a
Centessa Pharmaceuticals plc, ADR ....................... United States 349,300 7,209,552
a,e
Cullinan Oncology, Inc. ................................. United States 422,200 9,681,046
a
Cytokinetics, Inc. ...................................... United States 268,300 7,963,144
a,e
Day One Biopharmaceuticals, Inc. ......................... United States 385,922 9,154,070
a
Deciphera Pharmaceuticals, Inc. .......................... United States 598,200 18,239,118
a
Dyne Therapeutics, Inc. ................................ United States 508,100 9,181,367
a
Global Blood Therapeutics, Inc. ........................... United States 551,300 15,067,029
a
Harpoon Therapeutics, Inc. .............................. United States 493,300 4,829,407
a
Heron Therapeutics, Inc. ................................ United States 1,775,508 21,945,279
a
Insmed , Inc. ......................................... United States 937,300 23,057,580
a
Intellia Therapeutics, Inc. ................................ United States 174,000 24,681,900
a
Iovance Biotherapeutics , Inc. ............................. United States 1,165,300 25,951,231
a
KalVista Pharmaceuticals, Inc. ........................... United States 448,700 9,036,818
a
Karuna Therapeutics, Inc. ............................... United States 88,900 10,154,158
a
Kura Oncology, Inc. .................................... United States 564,700 10,695,418
a
Mirati Therapeutics, Inc. ................................ United States 212,600 34,028,756
a
PTC Therapeutics, Inc. ................................. United States 973,400 37,310,422
a
Rocket Pharmaceuticals, Inc. ............................ United States 319,000 11,426,580
a
Sutro Biopharma, Inc. .................................. United States 956,549 16,290,029
a,e
Taysha Gene Therapies, Inc. ............................. United States 457,800 7,915,362
a
Trillium Therapeutics, Inc. ............................... Canada 717,900 4,687,887
a
Twist Bioscience Corp. ................................. United States 118,362 14,564,444
395,986,135
Building Products 0.9%
a
Masonite International Corp. ............................. United States 344,200 38,949,672
Capital Markets 4.1%
Ares Management Corp. ................................ United States 120,900 8,657,649
Artisan Partners Asset Management, Inc., A ................. United States 266,772 12,829,065
a,c
Bridge Investment Group Holdings, Inc., A ................... United States 1,501,000 23,655,760
Evercore , Inc., A ...................................... United States 301,000 39,792,200
Houlihan Lokey , Inc. ................................... United States 545,000 48,559,500
a,b,c,d
TPG Pace Governance LLC, A ........................... United States 2,500,000 25,000,000

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
a
TPG Pace Solutions Corp. .............................. United States 1,230,000 $ 12,213,900
170,708,074
Commercial Services & Supplies 0.7%
Healthcare Services Group, Inc. .......................... United States 131,819 3,440,476
a
US Ecology, Inc. ...................................... United States 729,376 25,528,160
28,968,636
Communications Equipment 1.9%
a
Viasat , Inc. .......................................... United States 807,612 40,089,860
a
Viavi Solutions, Inc. .................................... United States 2,253,900 37,617,591
77,707,451
Construction & Engineering 2.0%
Arcosa , Inc. ......................................... United States 903,800 49,492,088
Granite Construction, Inc. ............................... United States 875,643 33,642,204
83,134,292
Consumer Finance 0.3%
a
PRA Group, Inc. ...................................... United States 159,339 6,180,760
a,b,d
Sunlight Financial Holdings, Inc., A ........................ United States 714,286 5,864,288
12,045,048
Diversified Consumer Services 1.0%
a
Duolingo , Inc. ........................................ United States 9,400 1,318,350
a
Grand Canyon Education, Inc. ............................ United States 460,600 42,545,622
43,863,972
Electronic Equipment, Instruments & Components 0.8%
Vontier Corp. ......................................... United States 1,077,800 34,866,830
Equity Real Estate Investment Trusts (REITs) 1.9%
Pebblebrook Hotel Trust ................................ United States 1,160,400 26,097,396
Rexford Industrial Realty, Inc. ............................ United States 897,100 55,189,592
81,286,988
Food & Staples Retailing 1.9%
a
Grocery Outlet Holding Corp. ............................ United States 1,125,394 37,273,049
a
Performance Food Group Co. ............................ United States 942,800 43,199,096
80,472,145
Food Products 2.9%
a
Freshpet , Inc. ........................................ United States 175,100 25,643,395
a
Hostess Brands, Inc. ................................... United States 863,774 13,898,124
a
Nomad Foods Ltd. .................................... United Kingdom 1,212,000 31,657,440
a
Simply Good Foods Co. (The) ............................ United States 1,334,300 50,009,564
121,208,523
Health Care Equipment & Supplies 4.4%
a,e
CryoPort , Inc. ........................................ United States 217,800 13,442,616
a
Figs, Inc., A .......................................... United States 633,800 23,070,320
a
Haemonetics Corp. .................................... United States 338,400 20,571,336
a
Inari Medical, Inc. ..................................... United States 182,400 16,377,696
a
Integer Holdings Corp. ................................. United States 521,400 51,039,846
a
iRhythm Technologies, Inc. .............................. United States 12,446 636,239
a
Neogen Corp. ........................................ United States 330,932 14,415,398
a
Nevro Corp. ......................................... United States 204,300 31,666,500

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Pulmonx Corp. ....................................... United States 375,116 $ 14,877,101
186,097,052
Health Care Providers & Services 3.5%
a
1Life Healthcare, Inc. .................................. United States 1,053,000 28,473,120
a
Accolade, Inc. ........................................ United States 650,500 30,449,905
a
HealthEquity , Inc. ..................................... United States 473,016 34,993,723
a,e
Hims & Hers Health, Inc. ................................ United States 1,826,147 14,444,823
a
Privia Health Group, Inc. ................................ United States 551,200 22,874,800
a
Signify Health, Inc., A .................................. United States 505,809 13,312,893
144,549,264
Health Care Technology 3.2%
a
Certara , Inc. ......................................... United States 903,200 24,576,072
a
Inspire Medical Systems, Inc. ............................ United States 278,844 51,073,067
a
Phreesia , Inc. ........................................ United States 846,182 57,836,540
133,485,679
Hotels, Restaurants & Leisure 3.3%
a
Red Rock Resorts, Inc., A ............................... United States 1,335,800 52,630,520
Texas Roadhouse, Inc. ................................. United States 428,100 39,457,977
Wingstop , Inc. ........................................ United States 257,829 44,168,686
136,257,183
Household Durables 2.5%
a
M/I Homes, Inc. ....................................... United States 976,546 63,192,292
a
Tri Pointe Homes, Inc. .................................. United States 1,670,300 40,287,636
103,479,928
Insurance 0.1%
a
Selectquote , Inc. ...................................... United States 337,309 6,004,100
IT Services 6.4%
a
BigCommerce Holdings, Inc., 1 ........................... United States 396,600 25,683,816
a
Cantaloupe, Inc. ...................................... United States 2,469,265 25,532,200
a,e
Flywire Corp. ........................................ United States 453,410 14,400,302
a
LiveRamp Holdings, Inc. ................................ United States 1,018,500 40,750,185
a,b,d
Marqeta , Inc. ......................................... United States 1,199,415 31,005,663
a
Paya Holdings, Inc., A .................................. United States 2,784,700 31,996,203
a,e
Paymentus Holdings, Inc., A ............................. United States 460,800 13,363,200
a
Repay Holdings Corp. .................................. United States 1,756,100 43,744,451
a
Shift4 Payments, Inc., A ................................ United States 460,200 41,045,238
267,521,258
Life Sciences Tools & Services 2.1%
a
Akoya Biosciences, Inc. ................................ United States 156,009 2,705,196
a
Berkeley Lights, Inc. ................................... United States 622,200 28,359,876
a
Codex DNA, Inc. ...................................... United States 525,185 8,292,671
a
NeoGenomics , Inc. .................................... United States 1,017,300 46,897,530
86,255,273
Machinery 2.7%
Kennametal, Inc. ...................................... United States 1,256,200 45,537,250
a,b,d
Proterra , Inc. ......................................... United States 3,243,564 31,803,775
a,e
Proterra , Inc. ......................................... United States 428,376 4,724,987
a,b
Proterra , Inc. ......................................... United States 114,973 —

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
a
RBC Bearings, Inc. .................................... United States 136,600 $ 32,101,000
114,167,012
Personal Products 1.0%
a
BellRing Brands, Inc., A ................................. United States 1,261,200 41,707,884
Pharmaceuticals 1.5%
a,e
EyePoint Pharmaceuticals, Inc. ........................... United States 750,000 6,165,000
a
Reata Pharmaceuticals, Inc., A ........................... United States 236,574 29,645,088
a
Revance Therapeutics, Inc. .............................. United States 971,692 28,256,803
64,066,891
Professional Services 2.8%
a,b,d
Legalzoom.com, Inc. ................................... United States 1,431,280 50,386,482
ManTech International Corp., A ........................... United States 371,219 32,466,814
Science Applications International Corp. .................... United States 413,000 36,054,900
118,908,196
Road & Rail 0.2%
a,b,d
New Starship Parent, Inc. ............................... United States 750,000 7,080,000
Semiconductors & Semiconductor Equipment 6.4%
a
Allegro MicroSystems , Inc. .............................. Japan 1,012,700 27,758,107
a
Lattice Semiconductor Corp. ............................. United States 1,073,000 60,892,750
a
Onto Innovation, Inc. ................................... United States 823,652 57,721,532
a
Semtech Corp. ....................................... United States 717,500 44,420,425
a
Silicon Laboratories, Inc. ................................ United States 203,100 30,259,869
a
SiTime Corp. ......................................... United States 352,500 47,813,100
268,865,783
Software 7.6%
a,b,d
Alkami Technology, Inc. ................................. United States 292,188 8,884,866
a
Alkami Technology, Inc. ................................. United States 484,962 15,174,461
a
Alteryx , Inc., A ........................................ United States 258,200 19,984,680
a
Asana, Inc., A ........................................ United States 182,276 12,952,532
a
Avalara, Inc. ......................................... United States 200,546 33,525,275
a,e
BTRS Holdings, Inc. ................................... United States 2,373,100 27,789,001
a
Couchbase , Inc. ...................................... United States 186,600 5,627,856
a
CS Disco, Inc. ........................................ United States 34,700 1,434,151
a,e
Datto Holding Corp. ................................... United States 1,363,262 35,567,506
a
Duck Creek Technologies, Inc. ........................... United States 813,769 35,748,872
a
Envestnet , Inc. ....................................... United States 395,922 29,785,212
a
Paycor HCM, Inc. ..................................... United States 1,407,200 38,698,000
a
Paylocity Holding Corp. ................................. United States 50,932 10,566,353
a
Q2 Holdings, Inc. ..................................... United States 274,400 28,348,264
a
Zendesk , Inc. ........................................ United States 119,214 15,561,003
319,648,032
Specialty Retail 7.9%
e
American Eagle Outfitters, Inc. ........................... United States 2,219,700 76,513,059
a
Boot Barn Holdings, Inc. ................................ United States 523,860 45,271,981
a
Five Below, Inc. ....................................... United States 277,200 53,893,224
Lithia Motors, Inc., A ................................... United States 109,626 41,353,120
a,e
MYT Netherlands Parent BV, ADR ......................... Germany 802,500 23,144,100
a,e
Petco Health & Wellness Co., Inc. ......................... United States 1,918,800 39,584,844
a
Torrid Holdings, Inc. ................................... United States 1,173,921 27,411,055

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
a
Urban Outfitters, Inc. ................................... United States 623,000 $ 23,163,140
330,334,523
Textiles, Apparel & Luxury Goods 1.1%
Steven Madden Ltd. ................................... United States 1,082,650 47,452,550
Trading Companies & Distributors 2.8%
a
Beacon Roofing Supply, Inc. ............................. United States 1,163,000 62,197,240
a
Univar Solutions, Inc. .................................. United States 2,179,032 53,473,445
115,670,685
Total Common Stocks (Cost $2,689,966,289) ....................................
3,970,629,884
Convertible Preferred Stocks 0.8%
Diversified Consumer Services 0.3%
a,b,d
Newsela , Inc., D ...................................... United States 709,046 15,254,167
a
Specialty Retail 0.5%
a,b,d
1661, Inc., F ......................................... United States 3,436,485 19,999,999
a
Total Convertible Preferred Stocks (Cost $35,000,009) ...........................
35,254,166
Preferred Stocks 2.2%
Auto Components 0.2%
a,b,d
Tula eTechnology , Inc. .................................. United States 361,111 —
a,b,d
Tula eTechnology , Inc., E ............................... United States 3,611,111 9,479,643
9,479,643
Commercial Services & Supplies 0.3%
a,b,c,d
Optoro , Inc., E ....................................... United States 508,130 12,952,057
a
Food & Staples Retailing 0.2%
a,b,d
Sweetgreen , Inc., H ................................... United States 383,435 6,012,976
a,b,d
Sweetgreen , Inc., I .................................... United States 41,641 732,124
a,b,d
Sweetgreen , Inc., J .................................... United States 113,300 1,992,019
8,737,119
Software 0.6%
a,b,c,d
ClearMotion , Inc., D ................................... United States 3,698,772 12,293,634
a,b,d
Smule , Inc., 144A, G ................................... United States 1,542,673 9,370,140
a,b,d
Smule , Inc., 144A, H ................................... United States 352,675 2,532,151
24,195,925
Specialty Retail 0.5%
a,b,d
Rent the Runway, Inc., 144A, F ........................... United States 596,471 13,036,414
a,b,d
Rent the Runway, Inc., G ................................ United States 508,787 9,037,653
22,074,067
Textiles, Apparel & Luxury Goods 0.4%
a,b,d
Allbirds , Inc., E ....................................... United States 1,297,305 15,800,122
a
Total Preferred Stocks (Cost $84,082,806) ......................................
93,238,933

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 79 .
a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
†
Food & Staples Retailing 0.0%
†
a,b,d
Sweetgreen , Inc., 1/20/26 ............................... United States 33,990 $ 32,754
Total Warrants (Cost $—) .....................................................
32,754
Shares
Escrows and Litigation Trusts 0.0%
a,b
Proterra , Inc., Escrow Account ........................... United States 114,974 —
a,b
Proterra , Inc., Escrow Account ........................... United States 114,974 —
a,b
Wheels Up Experience, Inc., Escrow Account ................ Singapore 29,366 —
a,b
Wheels Up Experience, Inc., Escrow Account ................ Singapore 29,366 —
a,b
Wheels Up Experience, Inc., Escrow Account ................ Singapore 29,366 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $2,809,049,104) .............................
4,099,155,737
a
Short Term Investments 4.5%
a a
Country Shares
a
Value
a
Money Market Funds 2.2%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 91,683,952 91,683,952
Total Money Market Funds (Cost $91,683,952) ..................................
91,683,952
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 2.3%
Money Market Funds 2.3%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 95,679,832 95,679,832
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $95,679,832) ...........................................................
95,679,832
Total Short Term Investments (Cost $187,363,784 ) ...............................
187,363,784
a
Total Investments (Cost $2,996,412,888) 102.4% ................................
$4,286,519,521
Other Assets, less Liabilities (2.4)% ...........................................
(100,410,598)
Net Assets 100.0% ...........................................................
$4,186,108,923
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 8 regarding holdings of 5% voting securities.
d
See Note 7 regarding restricted securities.
e
A portion or all of the security is on loan at July 31, 2021.
f
See Note 9 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), July 31, 2021
Franklin Small-Mid Cap Growth Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.0%
Aerospace & Defense 1.6%
a
Mercury Systems, Inc. .................................. United States 575,300 $ 37,969,800
a
TransDigm Group, Inc. ................................. United States 88,700 56,864,683
94,834,483
Airlines 0.5%
a
Southwest Airlines Co. ................................. United States 576,800 29,139,936
Banks 0.5%
a
SVB Financial Group ................................... United States 53,100 29,202,876
Biotechnology 3.1%
a
Centessa Pharmaceuticals plc, ADR ....................... United States 313,700 6,474,768
a
Global Blood Therapeutics, Inc. ........................... United States 502,700 13,738,791
a
Heron Therapeutics, Inc. ................................ United States 877,252 10,842,835
a
Horizon Therapeutics plc ................................ United States 520,000 52,010,400
a
Iovance Biotherapeutics , Inc. ............................. United States 913,565 20,345,092
a
Mirati Therapeutics, Inc. ................................ United States 76,000 12,164,560
a
Novavax , Inc. ........................................ United States 88,200 15,816,906
a
PTC Therapeutics, Inc. ................................. United States 433,000 16,596,890
a
Seagen , Inc. ......................................... United States 252,600 38,746,314
186,736,556
Capital Markets 5.1%
Ares Management Corp. ................................ United States 875,000 62,658,750
a,b,c,d
Lucid Group, Inc. ..................................... United States 728,215 15,601,612
MarketAxess Holdings, Inc. .............................. United States 118,700 56,402,679
MSCI, Inc. ........................................... United States 187,900 111,980,884
a
Soaring Eagle Acquisition Corp. .......................... United States 1,126,700 11,593,743
a,b,c,d
Soaring Eagle Acquisition Corp., A ......................... United States 271,200 2,712,000
Tradeweb Markets, Inc., A ............................... United States 484,300 42,003,339
302,953,007
Commercial Services & Supplies 1.1%
Republic Services, Inc. ................................. United States 566,000 66,991,760
Communications Equipment 0.3%
a
Arista Networks, Inc. ................................... United States 40,400 15,367,756
Consumer Finance 0.1%
a,b,c
Sunlight Financial Holdings, Inc., A ........................ United States 963,371 7,909,276
Containers & Packaging 1.0%
Ball Corp. ........................................... United States 762,700 61,687,176
Electrical Equipment 0.8%
Rockwell Automation, Inc. ............................... United States 150,000 46,113,000
Electronic Equipment, Instruments & Components 2.0%
Cognex Corp. ........................................ United States 454,800 41,118,468
a
Keysight Technologies, Inc. .............................. United States 473,100 77,848,605
118,967,073
Entertainment 2.6%
a
Roku, Inc. ........................................... United States 243,478 104,284,062
a
Zynga, Inc., A ........................................ United States 5,190,000 52,419,000
156,703,062
Equity Real Estate Investment Trusts (REITs) 2.5%
Equity LifeStyle Properties, Inc. ........................... United States 187,400 15,704,120
SBA Communications Corp. ............................. United States 303,400 103,456,366

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Terreno Realty Corp. ................................... United States 449,800 $ 30,748,328
149,908,814
Food & Staples Retailing 0.5%
a
Grocery Outlet Holding Corp. ............................ United States 860,000 28,483,200
Food Products 0.6%
a
Freshpet , Inc. ........................................ United States 179,800 26,331,710
a
Oatly Group AB, ADR .................................. United States 576,700 10,236,425
36,568,135
Health Care Equipment & Supplies 6.4%
a
DexCom , Inc. ........................................ United States 71,314 36,763,080
a,e
Figs, Inc., A .......................................... United States 575,300 20,940,920
a
IDEXX Laboratories, Inc. ................................ United States 211,100 143,237,683
a
Inari Medical, Inc. ..................................... United States 271,500 24,377,985
a
Insulet Corp. ......................................... United States 211,900 59,266,311
a
Penumbra, Inc. ....................................... United States 95,747 25,490,724
Teleflex, Inc. ......................................... United States 176,600 70,186,138
380,262,841
Health Care Providers & Services 1.1%
a
Guardant Health, Inc. .................................. United States 383,700 42,130,260
a
HealthEquity , Inc. ..................................... United States 295,000 21,824,100
63,954,360
Health Care Technology 2.4%
a
Certara , Inc. ......................................... United States 385,500 10,489,455
a
Teladoc Health, Inc. ................................... United States 193,841 28,775,696
a
Veeva Systems, Inc., A ................................. United States 302,000 100,478,420
139,743,571
Hotels, Restaurants & Leisure 4.2%
a
Chipotle Mexican Grill, Inc. .............................. United States 51,300 95,594,472
Darden Restaurants, Inc. ............................... United States 149,100 21,750,708
a
DraftKings , Inc., A ..................................... United States 840,955 40,786,318
a
Vail Resorts, Inc. ...................................... United States 127,600 38,943,520
a
Wynn Resorts Ltd. .................................... United States 539,700 53,068,701
250,143,719
Household Durables 0.8%
a
NVR, Inc. ........................................... United States 9,400 49,092,440
Interactive Media & Services 2.4%
a,e
Bumble, Inc., A ....................................... United States 412,500 20,988,000
a
Match Group, Inc. ..................................... United States 454,359 72,365,758
a
Pinterest, Inc., A ...................................... United States 792,300 46,666,470
140,020,228
Internet & Direct Marketing Retail 1.1%
a
Etsy, Inc. ............................................ United States 181,800 33,362,118
a
Wayfair, Inc., A ....................................... United States 142,700 34,442,072
67,804,190
IT Services 5.9%
a
BigCommerce Holdings, Inc., 1 ........................... United States 576,300 37,321,188
a
GoDaddy , Inc., A ...................................... United States 669,300 56,120,805
a,b,c
Marqeta , Inc. ......................................... United States 1,070,236 27,666,302

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a,e
Marqeta , Inc., A ....................................... United States 211,700 $ 5,679,911
a
MongoDB, Inc. ....................................... United States 225,900 81,080,028
a,f
Nuvei Corp., 144A, Reg S ............................... Canada 178,600 14,645,200
a
Okta , Inc. ........................................... United States 371,500 92,053,985
a
Paymentus Holdings, Inc., A ............................. United States 94,800 2,749,200
a
Wix.com Ltd. ......................................... Israel 120,600 36,015,984
353,332,603
Life Sciences Tools & Services 4.7%
a
10X Genomics, Inc., A .................................. United States 260,000 47,639,800
a
Avantor , Inc. ......................................... United States 800,400 30,079,032
Bio- Techne Corp. ..................................... United States 172,300 83,089,952
a
Maravai LifeSciences Holdings, Inc., A ..................... United States 761,700 33,491,949
a
Mettler -Toledo International, Inc. .......................... United States 56,100 82,675,131
276,975,864
Machinery 2.1%
Fortive Corp. ......................................... United States 650,500 47,265,330
IDEX Corp. .......................................... United States 119,500 27,089,455
a,e
Proterra , Inc. ......................................... United States 60,000 661,800
a,b,c
Proterra , Inc. ......................................... United States 1,264,594 12,399,588
a
Proterra , Inc. ......................................... United States 499,260 5,506,838
a,b
Proterra , Inc. ......................................... United States 44,825 —
Stanley Black & Decker, Inc. ............................. United States 153,300 30,207,765
123,130,776
Personal Products 0.7%
a
BellRing Brands, Inc., A ................................. United States 1,177,500 38,939,925
Pharmaceuticals 0.6%
a
Jazz Pharmaceuticals plc ............................... United States 87,500 14,833,000
a
Reata Pharmaceuticals, Inc., A ........................... United States 186,900 23,420,439
38,253,439
Professional Services 4.7%
a
CoStar Group, Inc. .................................... United States 1,208,500 107,375,225
TransUnion .......................................... United States 662,900 79,587,774
Verisk Analytics, Inc. ................................... United States 474,900 90,202,506
277,165,505
Road & Rail 1.2%
a,b,c
New Starship Parent, Inc. ............................... United States 675,200 6,373,888
Old Dominion Freight Line, Inc. ........................... United States 232,050 62,456,258
68,830,146
Semiconductors & Semiconductor Equipment 5.4%
a
Allegro MicroSystems , Inc. .............................. Japan 983,800 26,965,958
a
Alphawave IP Group plc ................................ United Kingdom 1,958,300 11,605,095
Entegris , Inc. ......................................... United States 357,200 43,092,608
a
Lattice Semiconductor Corp. ............................. United States 895,214 50,803,395
Monolithic Power Systems, Inc. ........................... United States 126,100 56,651,686
a
Semtech Corp. ....................................... United States 550,463 34,079,164
a
SiTime Corp. ......................................... United States 598,514 81,182,439
a
SolarEdge Technologies, Inc. ............................ United States 73,000 18,942,040
323,322,385
Software 19.5%
a,b,c
Alkami Technology, Inc. ................................. United States 344,335 10,470,554

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Alkami Technology, Inc. ................................. United States 112,565 $ 3,522,159
a
Alteryx , Inc., A ........................................ United States 494,000 38,235,600
a
ANSYS, Inc. ......................................... United States 255,300 94,067,838
a,e
AppLovin Corp., A ..................................... United States 320,800 19,719,576
a
Avalara, Inc. ......................................... United States 485,100 81,094,167
a
Bill.com Holdings, Inc. .................................. United States 271,133 56,075,727
a
Black Knight, Inc. ..................................... United States 1,007,500 83,431,075
a
BTRS Holdings, Inc. ................................... United States 1,333,700 15,617,627
a
Cloudflare , Inc., A ..................................... United States 518,200 61,474,066
a
Coupa Software, Inc. ................................... United States 267,100 57,960,700
a
Crowdstrike Holdings, Inc., A ............................. United States 89,000 22,571,290
a
DocuSign, Inc. ....................................... United States 448,000 133,521,920
a
Duck Creek Technologies, Inc. ........................... United States 493,416 21,675,765
a
HubSpot , Inc. ........................................ United States 130,700 77,899,814
a
Lightspeed POS, Inc. .................................. Canada 513,700 43,936,761
a
Monday.com Ltd. ...................................... United States 31,100 6,882,119
a
Paylocity Holding Corp. ................................. United States 418,100 86,739,026
a
Q2 Holdings, Inc. ..................................... United States 316,964 32,745,551
a
Synopsys, Inc. ....................................... United States 496,500 142,987,035
a
Zendesk , Inc. ........................................ United States 506,800 66,152,604
1,156,780,974
Specialty Retail 5.0%
a
Burlington Stores, Inc. .................................. United States 224,600 75,196,080
a
Five Below, Inc. ....................................... United States 320,700 62,350,494
a
O'Reilly Automotive, Inc. ................................ United States 105,100 63,463,584
a,e
Petco Health & Wellness Co., Inc. ......................... United States 1,264,100 26,078,383
Tractor Supply Co. .................................... United States 384,600 69,585,678
296,674,219
Textiles, Apparel & Luxury Goods 2.4%
Levi Strauss & Co., A .................................. United States 839,900 23,114,048
a
Lululemon Athletica , Inc. ................................ United States 178,900 71,590,413
VF Corp. ............................................ United States 583,300 46,780,660
141,485,121
Trading Companies & Distributors 1.1%
Fastenal Co. ......................................... United States 1,216,400 66,622,228
Total Common Stocks (Cost $3,397,731,273) ....................................
5,584,100,644
Convertible Preferred Stocks 1.1%
Diversified Consumer Services 0.1%
a,b,c
Newsela , Inc., D ...................................... United States 423,782 9,117,097
a
Internet & Direct Marketing Retail 0.4%
a,b,c
Fanatics, Inc., E ...................................... United States 775,014 21,404,793
a,b,c
Fanatics, Inc., F ...................................... United States 18,700 652,328
22,057,121
Semiconductors & Semiconductor Equipment 0.0%
†
a,b,c,g
Phononic Devices, Inc. ................................. United States 513,050 2,113,853
a
Software 0.6%
a,b,c
Databricks , Inc., G .................................... United States 75,943 16,733,812

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Software (continued)
a,b,c
OneTrust LLC, C ...................................... United States 767,526 $ 16,931,624
33,665,436
Total Convertible Preferred Stocks (Cost $51,538,567) ...........................
66,953,507
Preferred Stocks 0.6%
Semiconductors & Semiconductor Equipment 0.2%
a,b,c,g
Phononic Devices, Inc., F ............................... United States 2,970,061 10,820,143
a
Software 0.2%
a,b,c,g
Blaize , Inc., D ........................................ United States 1,294,805 13,521,001
a
Textiles, Apparel & Luxury Goods 0.2%
a,b,c
Allbirds , Inc., E ....................................... United States 772,477 9,408,143
a
Total Preferred Stocks (Cost $29,952,719) ......................................
33,749,287
Warrants
Warrants 0.0%
Software 0.0%
a,b,c,g
Blaize , Inc. Ltd., 2/28/24 ................................ United Kingdom 64,741 —
Total Warrants (Cost $—) .....................................................
—
Principal
Amount
*
h
Senior Floating Rate Interests 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
b,c,g,i
Phononic , Inc. ,
Advance Term Loan, B, 12%, PIK, 7/31/26 ................. United States 117,795 105,809
Advance Term Loan, D, 12%, PIK, 12/01/25 ................ United States 281,258 252,243
Term Loan, A, 12%, PIK, 1/17/24 ........................ United States 572,775 526,138
Term Loan, C, 12%, PIK, 8/25/24 ........................ United States 114,103 102,774
986,964
a a a a a a
Total Senior Floating Rate Interests (Cost $1,073,242) ...........................
986,964
Shares
Escrows and Litigation Trusts 0.0%
a,b
Proterra , Inc., Escrow Account ........................... United States 44,826 —
a,b
Proterra , Inc., Escrow Account ........................... United States 44,826 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $3,480,295,801) .............................
5,685,790,402
a
Short Term Investments 5.7%
a a
Country Shares
a
Value
a
Money Market Funds 4.7%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 278,040,455 278,040,455
Total Money Market Funds (Cost $278,040,455) .................................
278,040,455

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 79 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 1.0%
Money Market Funds 1.0%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 63,086,855 $ 63,086,855
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $63,086,855) ...........................................................
63,086,855
Total Short Term Investments (Cost $341,127,310 ) ...............................
341,127,310
a
Total Investments (Cost $3,821,423,111) 101.4% .................................
$6,026,917,712
Other Assets, less Liabilities (1.4)% ...........................................
(86,217,601)
Net Assets 100.0% ...........................................................
$5,940,700,111
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security purchased on a delayed delivery basis.
e
A portion or all of the security is on loan at July 31, 2021.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $14,645,200, representing 0.2% of net assets.
g
See Note 8 regarding holdings of 5% voting securities.
h
The coupon rate shown represents the rate at period end.
i
Income may be received in additional securities and/or cash.
j
See Note 9 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), July 31, 2021
Franklin Strategic Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Energy Equipment & Services 0.1%
a
Weatherford International plc ............................. United States 151,545 $ 2,642,945
Machinery 0.1%
a
Birch Permian Holdings, Inc. ............................. United States 46,176 692,640
a
Birch Permian Holdings, Inc. ............................. United States 359,948 5,354,226
6,046,866
Media 0.1%
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 285,564 759,600
a
iHeartMedia , Inc., A .................................... United States 115,085 2,974,947
a,b
iHeartMedia , Inc., B ................................... United States 1,941 46,663
3,781,210
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 125,940,079 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 12,532,821 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. .................................. United States 5,288 17,397
a,b
Riviera Resources, Inc. ................................. United States 84,462 21,817
39,214
Specialty Retail 0.0%
†
a
Party City Holdco, Inc. .................................. United States 1 8
Total Common Stocks (Cost $23,885,831) ......................................
12,510,243
Management Investment Companies 7.9%
Capital Markets 7.9%
d
Franklin Floating Rate Income Fund ....................... United States 34,705,988 274,524,367
Invesco Senior Loan ETF ............................... United States 1,562,500 34,421,875
308,946,242
Total Management Investment Companies (Cost $376,927,715) ...................
308,946,242
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 10,639 2,514
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 13,300 1,736
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 17,100 1,002
a,b
Chaparral Energy, Inc., 10/01/24 .......................... United States 9 —
a,b
Chaparral Energy, Inc., 10/01/25 .......................... United States 9 —
5,252
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 4,095 8,601
Software 0.0%
a,b,c
WorkCapital BSD SARL, 2/13/26 .......................... Luxembourg 6,000,000 —
Total Warrants (Cost $750,000) ................................................
13,853

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 620,300 $ 472,447
Total Convertible Bonds (Cost $132,279) .......................................
472,447
Corporate Bonds 52.1%
Aerospace & Defense 0.7%
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 .............. United States 9,500,000 9,588,084
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 .............. United States 2,100,000 2,166,258
g
TransDigm , Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 15,000,000 15,750,000
27,504,342
Air Freight & Logistics 0.5%
g
DAE Funding LLC ,
Senior Note, 144A, 4.5%, 8/01/22 ....................... United Arab
Emirates 2,000,000 2,000,000
Senior Note, 144A, 1.55%, 8/01/24 ...................... United Arab
Emirates 2,300,000 2,302,910
Senior Note, 144A, 5%, 8/01/24 ........................ United Arab
Emirates 14,000,000 14,350,000
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 .................. United States 1,200,000 1,402,642
20,055,552
Airlines 0.7%
g
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 5,900,000 6,371,587
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 10,400,000 11,185,963
g
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty
Ltd. , Senior Secured Note , 144A, 5.75% , 1/20/26 ............ United States 9,100,000 9,550,359
g
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 1,700,000 1,751,221
28,859,130
Auto Components 1.1%
g
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 7,000,000 7,668,465
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 6,700,000 6,684,422
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ................... United States 12,400,000 13,369,742
Goodyear Tire & Rubber Co. (The) , Senior Bond , 4.875% , 3/15/27 United States 13,000,000 13,828,750
41,551,379
Automobiles 0.3%
g
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 11,800,000 11,816,638
Banks 2.3%
g
Akbank TAS ,
Senior Bond, 144A, 5.125%, 3/31/25 ..................... Turkey 12,400,000 12,540,120
Senior Note, 144A, 6.8%, 2/06/26 ....................... Turkey 3,200,000 3,397,680
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ........... Spain 3,000,000 3,029,942
Bank of America Corp. ,
Senior Bond, 3.248%, 10/21/27 ......................... United States 5,000,000 5,454,441
Senior Bond, 2.676% to 6/19/40, FRN thereafter, 6/19/41 ..... United States 4,000,000 3,954,824
g
China Construction Bank Corp. , Sub. Bond , Reg S, 4.25% to
2/27/24, FRN thereafter , 2/27/29 ........................ China 8,000,000 8,582,311
f
Comerica, Inc. , Junior Sub. Bond , 5.625% to 10/01/25, FRN
thereafter , Perpetual ................................. United States 3,000,000 3,345,000

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
HSBC Holdings plc , Senior Bond , 2.848% to 6/04/30, FRN thereafter ,
6/04/31 ........................................... United Kingdom 8,300,000 $ 8,757,996
Industrial & Commercial Bank of China Ltd. , Senior Bond , 3.538% ,
11/08/27 .......................................... China 8,500,000 9,493,323
JPMorgan Chase & Co. ,
Senior Bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31 ..... United States 9,400,000 9,784,373
Senior Bond, 2.525% to 11/19/40, FRN thereafter, 11/19/41 .... United States 4,000,000 3,919,247
g
Societe Generale SA , Senior Bond , 144A, 2.889% to 6/09/31, FRN
thereafter , 6/09/32 ................................... France 7,500,000 7,678,021
SVB Financial Group , Senior Bond , 3.125% , 6/05/30 ........... United States 2,700,000 2,952,432
g
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/03/31, FRN
thereafter , 6/03/32 ................................... Italy 5,300,000 5,413,567
88,303,277
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30 Belgium 10,000,000 11,267,313
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 9,000,000 9,011,250
20,278,563
Biotechnology 0.2%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ................... United States 6,000,000 6,593,811
Building Products 0.7%
Carrier Global Corp. , Senior Note , 2.722% , 2/15/30 ............ United States 16,000,000 16,970,779
Owens Corning , Senior Bond , 4.3% , 7/15/47 ................. United States 2,000,000 2,383,909
g
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 4,800,000 5,002,896
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 1,600,000 1,650,176
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 1,400,000 1,359,393
27,367,153
Capital Markets 0.5%
Goldman Sachs Group, Inc. (The) , Senior Bond , 3.21% to 4/22/41,
FRN thereafter , 4/22/42 ............................... United States 7,000,000 7,423,666
Morgan Stanley , Senior Bond , 3.591% to 7/22/27, FRN thereafter ,
7/22/28 ........................................... United States 10,000,000 11,149,755
18,573,421
Chemicals 3.0%
g
Alpek SAB de CV , Senior Bond , 144A, 4.25% , 9/18/29 ......... Mexico 8,000,000 8,808,320
g
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 10,150,000 9,999,222
g
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 15,600,000 16,487,796
CF Industries, Inc. , Senior Bond , 5.15% , 3/15/34 .............. United States 3,400,000 4,226,591
g
CNAC HK Finbridge Co. Ltd. , Senior Note , Reg S, 4.875% , 3/14/25 China 7,800,000 8,557,444
g
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 3,000,000 3,129,030
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 10,000,000 10,223,443
g
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 12,500,000 13,021,750
g
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 5,000,000 5,430,575
HB Fuller Co. , Senior Note , 4.25% , 10/15/28 ................. United States 2,500,000 2,559,500
g
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 3,900,000 3,905,596
Methanex Corp. , Senior Note , 5.125% , 10/15/27 .............. Canada 5,000,000 5,428,075
g
SABIC Capital II BV , Senior Bond , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 5,500,000 6,362,829

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
g
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 4,200,000 $ 4,163,523
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 3,100,000 3,105,084
g
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 8,000,000 8,867,387
Westlake Chemical Corp. , Senior Bond , 3.375% , 6/15/30 ....... United States 2,500,000 2,738,541
g
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 1,400,000 1,522,190
118,536,896
Commercial Services & Supplies 1.0%
g
Allied Universal Holdco LLC / Allied Universal Finance Corp. , Senior
Note , 144A, 6% , 6/01/29 .............................. United States 10,100,000 10,125,553
g
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL , Senior Secured Note , 144A, 4.625% , 6/01/28 .. United States 4,100,000 4,105,125
g
APCOA Parking Holdings GmbH , Senior Secured Note , 144A,
4.625% , 1/15/27 ..................................... Germany 1,700,000 EUR 2,034,088
g
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 7,200,000 7,238,268
g
Nielsen Finance LLC / Nielsen Finance Co. , Senior Bond , 144A,
4.75% , 7/15/31 ..................................... United States 3,000,000 3,029,640
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 13,000,000 12,662,000
39,194,674
Communications Equipment 0.3%
g
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 12,652,000 12,857,595
Construction & Engineering 0.1%
g
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 2,600,000 2,665,000
g
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn .,
9/30/36 ........................................... United States 1,200,000 912,810
3,577,810
Consumer Finance 0.6%
g
FirstCash , Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 12,700,000 13,220,446
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 3,300,000 3,631,881
Senior Note, 4%, 9/15/30 ............................. United States 5,000,000 4,987,500
21,839,827
Containers & Packaging 1.7%
g
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 5,800,000 5,821,750
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 6%, 2/15/25 ........................ United States 3,167,000 3,273,094
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 3,700,000 3,782,834
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 7,100,000 7,366,250
g
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% ,
4/15/25 ........................................... United States 15,000,000 14,672,775
g
Owens-Brockway Glass Container, Inc. , Senior Note , 144A, 5.875% ,
8/15/23 ........................................... United States 10,000,000 10,745,400
g
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 4,600,000 4,600,000
g
Sealed Air Corp. , Senior Bond , 144A, 5.125% , 12/01/24 ........ United States 11,300,000 12,295,587
WRKCo , Inc. , Senior Bond , 3% , 6/15/33 .................... United States 3,600,000 3,860,310
66,418,000

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Financial Services 0.6%
h
Cia Securitizadora de Creditos Financeiros Vert -Fintech , 12 , Senior
Secured Note , FRN , Zero Cpn ., ( BZDIOVRA + 5.75% ), 2/14/24 . Brazil 11,513,000 BRL $ 2,648,789
g,i
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 7,000,000 7,096,250
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 13,000,000 12,640,550
22,385,589
Diversified Telecommunication Services 1.1%
g
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 9,100,000 8,986,250
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 2,500,000 2,565,913
g
AT&T, Inc. , Senior Bond , 144A, 3.65% , 9/15/59 ............... United States 4,000,000 4,143,125
CCO Holdings LLC / CCO Holdings Capital Corp. ,
g
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 2,000,000 2,102,500
Senior Bond, 4.5%, 5/01/32 ............................ United States 13,000,000 13,646,295
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 10,600,000 10,691,584
42,135,667
Electric Utilities 2.1%
g
CGNPC International Ltd. , Senior Bond , Reg S, 3.75% , 12/11/27 .. China 3,289,000 3,587,468
Duke Energy Corp. ,
Senior Bond, 2.45%, 6/01/30 ........................... United States 3,800,000 3,943,501
Senior Bond, 3.75%, 9/01/46 ........................... United States 1,600,000 1,762,583
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 13,400,000 15,499,366
Senior Bond, 4.45%, 4/15/46 ........................... United States 1,400,000 1,745,151
Southern Co. (The) , Senior Bond , 4.4% , 7/01/46 .............. United States 5,000,000 6,039,614
g
State Grid Overseas Investment 2016 Ltd. , Senior Bond , 144A,
3.5% , 5/04/27 ...................................... China 15,800,000 17,584,446
g
Three Gorges Finance I Cayman Islands Ltd. , Senior Bond , 144A,
3.15% , 6/02/26 ..................................... China 12,800,000 13,813,577
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ... United States 820,000 1,214,406
g
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 11,000,000 11,300,740
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 6,000,000 6,571,616
83,062,468
Electrical Equipment 0.3%
g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 9,600,000 9,878,640
Electronic Equipment, Instruments & Components 0.3%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 .... United States 5,000,000 5,030,499
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 .................... United States 7,100,000 8,308,978
13,339,477
Energy Equipment & Services 0.4%
g
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 6,000,000 5,619,750
g
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 3,800,000 4,276,065
g
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 4,591,000 4,759,329
14,655,144
Entertainment 0.6%
g
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 5,800,000 5,821,576

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 11,800,000 $ 13,404,328
g
Senior Bond, 144A, 4.875%, 6/15/30 ..................... United States 2,000,000 2,412,270
21,638,174
Equity Real Estate Investment Trusts (REITs) 1.6%
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 7,700,000 7,664,933
g
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc. , Senior Note , 144A, 3.875% , 2/15/29 .......... United States 3,300,000 3,389,463
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 4,200,000 4,316,781
Senior Bond, 5%, 10/15/27 ............................ United States 5,700,000 6,041,173
Senior Bond, 3.5%, 3/15/31 ............................ United States 4,000,000 4,110,000
g
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer ,
Senior Secured Note, 144A, 5.875%, 10/01/28 ............. United States 10,200,000 10,922,466
Senior Secured Note, 144A, 4.875%, 5/15/29 .............. United States 1,700,000 1,740,724
SBA Communications Corp. , Senior Note , 3.875% , 2/15/27 ...... United States 9,000,000 9,293,130
Simon Property Group LP , Senior Bond , 4.25% , 11/30/46 ....... United States 3,000,000 3,607,161
g
VICI Properties LP / VICI Note Co., Inc. ,
Senior Bond, 144A, 4.125%, 8/15/30 ..................... United States 1,300,000 1,369,466
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 7,500,000 7,734,375
g
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 3,500,000 3,587,010
63,776,682
Food & Staples Retailing 0.2%
g
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ........... Chile 6,900,000 7,570,542
Food Products 1.6%
B&G Foods, Inc. , Senior Note , 5.25% , 9/15/27 ............... United States 9,000,000 9,382,500
g
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 2,000,000 2,231,707
g
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 7,000,000 7,307,265
g
JBS Finance Luxembourg SARL , Senior Bond , 144A, 3.625% ,
1/15/32 ........................................... United States 3,500,000 3,528,000
Kraft Heinz Foods Co. ,
Senior Bond, 4.25%, 3/01/31 ........................... United States 2,000,000 2,310,143
Senior Note, 3.875%, 5/15/27 .......................... United States 11,500,000 12,745,193
g
MHP Lux SA , Senior Note , 144A, 6.95% , 4/03/26 ............. Ukraine 10,500,000 11,079,023
g
Post Holdings, Inc. , Senior Bond , 144A, 4.5% , 9/15/31 ......... United States 13,000,000 13,172,770
61,756,601
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 .... United States 2,800,000 2,997,529
Health Care Providers & Services 2.0%
Anthem, Inc. , Senior Bond , 3.7% , 9/15/49 ................... United States 1,400,000 1,603,378
Centene Corp. ,
g
Senior Note, 144A, 5.375%, 6/01/26 ..................... United States 7,600,000 7,926,420
Senior Note, 4.25%, 12/15/27 .......................... United States 3,000,000 3,168,750
i
Senior Note, 2.45%, 7/15/28 ........................... United States 2,300,000 2,334,684
Senior Note, 4.625%, 12/15/29 ......................... United States 2,300,000 2,523,560
Senior Note, 3.375%, 2/15/30 .......................... United States 1,400,000 1,462,671
i
Senior Note, 2.625%, 8/01/31 .......................... United States 5,300,000 5,346,375

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 8,000,000 $ 8,446,720
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 3,700,000 3,922,166
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 3,600,000 3,834,396
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 3,272,000 3,791,613
Senior Bond, 1.75%, 8/21/30 ........................... United States 4,000,000 3,923,222
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 9,500,000 9,832,500
Orlando Health Obligated Group , 3.777% , 10/01/28 ............ United States 3,870,000 4,384,075
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ........... United States 2,100,000 2,236,211
g
Tenet Healthcare Corp. , Senior Secured Note , 144A, 4.25% , 6/01/29 United States 11,500,000 11,744,375
76,481,116
Hotels, Restaurants & Leisure 3.1%
g
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 8,600,000 8,908,351
g
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 3,700,000 3,911,936
g
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 8,800,000 9,262,000
g
Carnival Corp. , Senior Note , 144A, 5.75% , 3/01/27 ............ United States 4,100,000 4,171,750
g
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 2,200,000 2,216,961
g
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 13,200,000 13,249,500
g
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 13,000,000 13,894,140
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ........... United States 8,300,000 8,843,906
MGM Resorts International , Senior Note , 4.75% , 10/15/28 ....... United States 10,000,000 10,539,250
g
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 2,000,000 2,037,730
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 17,700,000 17,854,875
g
Penn National Gaming, Inc. , Senior Note , 144A, 4.125% , 7/01/29 . United States 6,000,000 5,923,260
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 11,700,000 11,543,922
g
TUI Cruises GmbH , Senior Note , 144A, 6.5% , 5/15/26 .......... Germany 1,300,000 EUR 1,583,919
g
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 5,800,000 5,953,120
119,894,620
Household Durables 0.6%
Mohawk Industries, Inc. , Senior Bond , 3.625% , 5/15/30 ......... United States 14,300,000 16,007,811
g
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 7,500,000 7,743,750
23,751,561
Household Products 0.9%
g
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 11,000,000 11,253,715
g
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .... United States 13,500,000 13,610,430
g
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 2,200,000 2,220,537
g
Spectrum Brands, Inc. ,
Senior Bond, 144A, 5.5%, 7/15/30 ....................... United States 2,300,000 2,495,419
Senior Bond, 144A, 3.875%, 3/15/31 ..................... United States 4,800,000 4,814,136
34,394,237
Independent Power and Renewable Electricity Producers 1.6%
g
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 3,400,000 3,534,470

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
g
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 4,300,000 $ 4,357,985
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 4,000,000 4,055,260
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 6,500,000 6,425,835
g
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 7,800,000 7,810,881
g
Colbun SA ,
Senior Bond, 144A, 3.95%, 10/11/27 ..................... Chile 7,500,000 8,224,838
Senior Bond, 144A, 3.15%, 3/06/30 ...................... Chile 2,900,000 3,028,281
g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 11,900,000 11,824,614
g
Talen Energy Supply LLC ,
Senior Note, 144A, 10.5%, 1/15/26 ...................... United States 3,000,000 2,002,500
Senior Secured Note, 144A, 7.25%, 5/15/27 ............... United States 10,800,000 9,866,664
61,131,328
Insurance 0.3%
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 ......... United States 10,000,000 11,153,816
Interactive Media & Services 0.4%
g
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 17,100,000 17,218,417
Internet & Direct Marketing Retail 0.4%
Alibaba Group Holding Ltd. , Senior Bond , 4% , 12/06/37 ......... China 4,000,000 4,497,172
JD.com, Inc. , Senior Bond , 3.375% , 1/14/30 ................. China 12,200,000 13,113,464
17,610,636
IT Services 0.8%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 9,200,000 9,162,096
g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 7,000,000 7,411,250
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 2,200,000 2,255,000
g
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 12,000,000 12,393,540
31,221,886
Life Sciences Tools & Services 0.1%
g
Charles River Laboratories International, Inc. , Senior Note , 144A,
3.75% , 3/15/29 ..................................... United States 2,100,000 2,160,375
Machinery 0.4%
g
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 7,000,000 7,579,250
g
TK Elevator U.S. Newco , Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 9,000,000 9,515,700
17,094,950
Marine 0.3%
g
ICTSI Treasury BV , Senior Bond , Reg S, 4.625% , 1/16/23 ....... Philippines 12,000,000 12,750,000
Media 2.6%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 15,900,000 16,506,890
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,200,000 5,429,736
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 3,500,000 3,637,760
g
Clear Channel Worldwide Holdings, Inc. , Senior Secured Note ,
144A, 5.125% , 8/15/27 ................................ United States 3,200,000 3,290,720

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 4,500,000 $ 1,791,788
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 4,300,000 2,499,375
g,i
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 2,300,000 2,380,845
Fox Corp. , Senior Bond , 3.5% , 4/08/30 ..................... United States 1,400,000 1,563,948
g
Gray Television, Inc. , Senior Note , 144A, 4.75% , 10/15/30 ....... United States 10,300,000 10,229,754
g
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 2,000,000 2,038,850
g
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ........ United States 8,000,000 8,259,960
g
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 11,000,000 11,055,880
g
Sinclair Television Group, Inc. ,
Senior Bond, 144A, 5.5%, 3/01/30 ....................... United States 3,900,000 3,900,097
Senior Secured Note, 144A, 4.125%, 12/01/30 ............. United States 7,600,000 7,384,654
g
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 6,000,000 6,197,550
g
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 16,000,000 16,279,040
102,446,847
Metals & Mining 1.5%
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 10,200,000 10,188,576
g
CSN Inova Ventures , Senior Note , 144A, 6.75% , 1/28/28 ........ Brazil 8,000,000 8,844,760
g
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 13,300,000 14,480,841
g
Novelis Corp. ,
Senior Bond, 144A, 5.875%, 9/30/26 ..................... United States 14,000,000 14,545,650
i
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 2,200,000 2,227,588
i
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 1,700,000 1,727,684
g
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 6,100,000 6,154,229
58,169,328
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
g
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 1,400,000 1,375,640
Multiline Retail 0.0%
b,e,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 10,594,042 —
b,e,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 3,798,736 —
—
Multi-Utilities 0.2%
Dominion Energy, Inc. , C , Senior Note , 3.375% , 4/01/30 ........ United States 7,800,000 8,657,974
Oil, Gas & Consumable Fuels 5.3%
g
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 1,106,000 1,252,678
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 2,600,000 2,853,487
Apache Corp. ,
Senior Note, 4.625%, 11/15/25 ......................... United States 5,600,000 6,027,000
Senior Note, 4.875%, 11/15/27 ......................... United States 5,000,000 5,380,775
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 .. Canada 3,700,000 3,875,832
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 6,400,000 7,318,748
g
Cheniere Energy Partners LP , Senior Note , 144A, 4% , 3/01/31 ... United States 12,000,000 12,708,600

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
g
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 6,000,000 $ 7,241,070
g
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 15,200,000 15,828,900
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 3,100,000 3,245,700
g
CVR Energy, Inc. , Senior Note , 144A, 5.25% , 2/15/25 .......... United States 5,000,000 4,868,800
g
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 4,600,000 4,778,595
Energy Transfer LP , Senior Bond , 4.05% , 3/15/25 ............. United States 1,300,000 1,413,068
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 10,900,000 11,352,459
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 1,700,000 1,803,190
e,g
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 11,037,421 10,145,708
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 6,500,000 6,804,655
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 2,000,000 2,043,210
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 3,608,495 3,712,239
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 16,387,122 16,983,368
MPLX LP , Senior Note , 2.65% , 8/15/30 ..................... United States 15,000,000 15,421,057
Occidental Petroleum Corp. ,
Senior Bond, 8.875%, 7/15/30 .......................... United States 6,800,000 9,185,134
Senior Bond, 6.125%, 1/01/31 .......................... United States 5,900,000 6,977,930
Senior Bond, 6.45%, 9/15/36 ........................... United States 5,000,000 6,044,250
g
Rattler Midstream LP , Senior Note , 144A, 5.625% , 7/15/25 ...... United States 8,200,000 8,569,984
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30 United States 10,000,000 11,710,167
Sunoco LP / Sunoco Finance Corp. , Senior Note , 4.5% , 5/15/29 .. United States 12,000,000 12,300,000
g
Venture Global Calcasieu LLC ,
144A, 4.125%, 8/15/31 ............................... United States 2,600,000 2,694,250
Senior Secured Note , 144A, 3.875%, 8/15/29 .............. United States 2,600,000 2,661,750
205,202,604
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 7,100,000 7,405,655
Senior Bond, 3.125%, 1/15/32 .......................... Brazil 4,400,000 4,365,900
11,771,555
Personal Products 0.4%
g
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 9,600,000 9,883,200
g
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 5,900,000 5,845,779
15,728,979
Pharmaceuticals 1.6%
g
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 4,000,000 3,755,180
Senior Note, 144A, 5%, 2/15/29 ........................ United States 4,000,000 3,785,160
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 6,300,000 6,508,466
g
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 11,700,000 13,576,730
g
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 6,580,000 6,609,281
Senior Note, 144A, 6%, 6/30/28 ........................ United States 6,537,000 4,421,006
g
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 7,300,000 7,528,125
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 10,100,000 10,369,822

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 1,716,000 $ 1,752,722
g
Royalty Pharma plc , Senior Bond , 144A, 3.3% , 9/02/40 ......... United States 5,300,000 5,409,266
63,715,758
Real Estate Management & Development 0.9%
g
China Overseas Finance Cayman VI Ltd. , Senior Bond , Reg S,
5.95% , 5/08/24 ..................................... China 7,500,000 8,402,042
g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 8,000,000 8,390,560
g
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 5,300,000 5,370,066
g
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 10,000,000 10,600,000
g
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 1,800,000 EUR 2,132,415
34,895,083
Road & Rail 0.8%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 .................... United States 1,600,000 1,921,499
g
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 8,300,000 8,320,750
g
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 14,900,000 20,785,500
31,027,749
Software 0.5%
Anagram, Inc. , Secured Note , 10% , 8/15/26 ................. United States 640,432 601,117
g
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 4,200,000 4,402,125
g
NortonLifeLock , Inc. , Senior Note , 144A, 5% , 4/15/25 .......... United States 4,000,000 4,060,520
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 10,000,000 9,962,950
19,026,712
Specialty Retail 1.2%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ............... United States 1,900,000 2,274,097
L Brands, Inc. ,
Senior Bond, 5.25%, 2/01/28 ........................... United States 5,500,000 6,196,960
g
Senior Bond, 144A, 6.625%, 10/01/30 .................... United States 1,600,000 1,848,000
g
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 5,000,000 5,459,325
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 6,100,000 6,432,267
g
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 6,100,000 6,338,022
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 2,700,000 2,797,970
g
Park River Holdings, Inc. , Senior Note , 144A, 6.75% , 8/01/29 .... United States 11,400,000 11,529,675
g
Party City Holdings, Inc. , Senior Secured Note , 144A, 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 1,153,545 1,094,783
g
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 4,100,000 4,110,804
48,081,903
Thrifts & Mortgage Finance 0.8%
g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 2,700,000 2,693,250
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 .......... United States 7,000,000 7,455,390
g
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 9,000,000 9,471,195
g
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 9,500,000 9,781,675
29,401,510

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco 0.4%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................ United States 12,400,000 $ 13,362,531
g
Imperial Brands Finance plc , Senior Bond , 144A, 3.875% , 7/26/29 . United Kingdom 2,200,000 2,416,099
15,778,630
Trading Companies & Distributors 0.6%
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 13,600,000 13,500,584
g
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 5,300,000 5,565,000
g
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 5,500,000 6,129,337
25,194,921
Wireless Telecommunication Services 1.0%
e,g
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 1,151,888 995,224
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ... United States 8,000,000 9,015,720
Sprint Communications, Inc. , Senior Note , 6% , 11/15/22 ........ United States 7,000,000 7,424,900
T-Mobile USA, Inc. ,
Senior Secured Bond, 3.3%, 2/15/51 ..................... United States 4,800,000 4,901,160
Senior Secured Note, 3.875%, 4/15/30 ................... United States 13,400,000 15,175,768
37,512,772
Total Corporate Bonds (Cost $1,986,810,257) ...................................
2,029,375,488
a
h
Senior Floating Rate Interests 1.5%
Aerospace & Defense 0.2%
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.647%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 5,138,131 4,977,565
2020 Term Loan, B2, 3.647%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 2,762,436 2,676,110
7,653,675
a a a a a a
Airlines 0.3%
i,j
Air Canada , Term Loan, B , TBD, 7/27/28 ....................
Canada 9,800,000 9,828,616
Diversified Consumer Services 0.2%
KUEHG Corp. , Term Loan, B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 7,100,068 6,967,439
Entertainment 0.2%
Diamond Sports Group LLC , Term Loan , 3.35% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 2,947,500 1,629,835
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 2.85% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 7,223,783 7,038,060
8,667,895
a a a a a a
Leisure Products 0.2%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 7,952,892 7,756,297

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
h
Senior Floating Rate Interests
(continued)
Media 0.2%
i
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 7,089,812 7,096,654
i
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 3.628% ,
( 2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 1,400,000 1,361,647
8,458,301
a a a a a a
Personal Products 0.2%
Coty, Inc. , USD Term Loan, B , 2.352% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 8,043,562 7,749,127
Software 0.0%
b,c,k
WorkCapital BSD SARL , Term Loan , 6.5% , 11/02/22 ...........
Luxembourg 20,000,000 —
Total Senior Floating Rate Interests (Cost $77,334,548) ..........................
57,081,350
Marketplace Loans 0.2%
Diversified Financial Services 0.2%
b
Lending Club - LCX PM, 6.74% - 23.99%, 9/04/23 - 2/01/26 ..... United States 3,329,360 3,230,842
b
Lending Club - LCX, 5% - 25.65%, 5/31/22 - 3/17/25 ........... United States 2,547,144 2,388,898
b
Prosper, 14.24% - 16.6%, 7/23/24 - 7/23/26 .................. United States 29,800 29,748
b
Prosper, 8.7% - 25.75%, 11/12/23 - 10/12/26 ................. United States 205,353 197,439
b
Upgrade, 14.19% - 30.51%, 11/05/22 - 1/22/25 ............... United States 1,131,689 1,033,571
6,880,498
a a a a a a
Total Marketplace Loans (Cost $7,243,346) .....................................
6,880,498
Loan Participations and Assignments 0.4%
g
Russian Railways Via RZD Capital plc, Senior Bond, Reg S, 5.7%,
4/05/22 ........................................... Russia 14,600,000 15,107,350
Total Loan Participations and Assignments (Cost $14,819,554) ...................
15,107,350
Foreign Government and Agency Securities 14.8%
g
African Export-Import Bank (The), Senior Bond, 144A, 3.994%,
9/21/29 ........................................... Supranational
l
19,100,000 20,308,075
g
Angola Government Bond, Senior Bond, 144A, 8.25%, 5/09/28 ... Angola 26,800,000 28,257,652
g
Banque Centrale de Tunisie , Senior Note, Reg S, 5.625%, 2/17/24 Tunisia 24,800,000 EUR 25,251,244
g
Banque Ouest Africaine de Developpement , Senior Bond, 144A, 5%,
7/27/27 ........................................... Supranational
l
11,500,000 12,837,588
g
Belarus Government Bond ,
Senior Bond, 144A, 7.625%, 6/29/27 ..................... Belarus 11,400,000 11,223,015
Senior Bond, 144A, 6.2%, 2/28/30 ....................... Belarus 12,300,000 10,907,148
Brazil Notas do Tesouro Nacional ,
10%, 1/01/23 ....................................... Brazil 34,402,000 BRL 6,806,355
m
Index Linked, 6%, 5/15/23 ............................. Brazil 70,027,822 BRL 14,254,576
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 14,000,000 14,836,780
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 55,750,000,000 COP 17,142,766
Senior Bond, 4.5%, 3/15/29 ............................ Colombia 2,800,000 3,050,348
Senior Bond, 5%, 6/15/45 ............................. Colombia 20,700,000 21,719,061
g
Dominican Republic Government Bond, Senior Note, 144A, 8.9%,
2/15/23 ...........................................
Dominican
Republic 838,300,000 DOP 15,518,672
Ecopetrol SA, Senior Bond, 4.125%, 1/16/25 ................. Colombia 8,200,000 8,597,946
f,g
Electricite de France SA ,
Junior Sub. Bond, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual .......................................... France 25,000,000 26,300,000

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
f,g
Electricite de France SA, (continued)
Junior Sub. Bond, 144A, 5.625% to 1/22/24, FRN thereafter,
Perpetual .......................................... France 5,000,000 $ 5,385,000
Equinor ASA, Senior Bond, 2.375%, 5/22/30 ................. Norway 7,000,000 7,332,011
g
Export-Import Bank of India, Senior Bond, 144A, 3.875%, 2/01/28 . India 16,000,000 17,395,353
g
Gabon Government Bond ,
144A, 6.375%, 12/12/24 ............................... Gabon 8,243,918 8,778,783
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 17,150,000 17,240,895
g
Indonesia Asahan Aluminium Persero PT, Senior Bond, 144A,
5.45%, 5/15/30 ..................................... Indonesia 13,800,000 16,113,294
Indonesia Government Bond ,
FR39, 11.75%, 8/15/23 ............................... Indonesia 29,150,000,000 IDR 2,309,123
FR44, 10%, 9/15/24 .................................. Indonesia 8,340,000,000 IDR 664,530
FR56, 8.375%, 9/15/26 ............................... Indonesia 215,988,000,000 IDR 16,987,820
g
Senior Bond, 144A, 4.35%, 1/08/27 ...................... Indonesia 8,100,000 9,207,909
g
Senior Bond, 144A, 3.85%, 7/18/27 ...................... Indonesia 22,000,000 24,571,458
g
Senior Bond, 144A, 4.625%, 4/15/43 ..................... Indonesia 7,000,000 8,224,253
g
Iraq Government Bond, Senior Bond, 144A, 5.8%, 1/15/28 ...... Iraq 22,262,500 21,350,294
g
Israel Electric Corp. Ltd., Senior Secured Bond, 144A, Reg S, 4.25%,
8/14/28 ........................................... Israel 9,200,000 10,332,060
g
Kazakhstan Government Bond, Senior Bond, 144A, 4.875%,
10/14/44 .......................................... Kazakhstan 17,700,000 22,476,274
Mexico Government Bond ,
Senior Bond, 4.15%, 3/28/27 ........................... Mexico 28,700,000 32,699,776
Senior Bond, 3.75%, 1/11/28 ........................... Mexico 4,000,000 4,401,820
Senior Bond, 4.75%, 4/27/32 ........................... Mexico 6,400,000 7,359,744
Peru Government Bond, Senior Bond, 6.55%, 3/14/37 .......... Peru 8,600,000 11,722,273
Petroleos Mexicanos , Senior Bond, 6.625%, 6/15/35 ........... Mexico 6,500,000 6,291,317
g
Russia Government Bond ,
Senior Bond, Reg S, 4.75%, 5/27/26 ..................... Russia 12,000,000 13,684,872
Senior Bond, 144A, 5.625%, 4/04/42 ..................... Russia 5,800,000 7,554,616
n
South Africa Government Bond, Senior Bond, 5.875%, 6/22/30 ... South Africa 6,500,000 7,393,750
Turkey Government Bond, Senior Bond, 4.875%, 10/09/26 ...... Turkey 8,000,000 7,903,432
g
Ukraine Government Bond ,
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 4,355,000 4,676,025
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 4,355,000 4,738,379
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 6,000,000 6,258,480
o
VRI, GDP Linked Security, Senior Bond, 144A, 5/31/40 ....... Ukraine 9,990,000 11,668,270
m
Uruguay Government Bond, Index Linked, Senior Bond, 3.7%,
6/26/37 ........................................... Uruguay 968,653,618 UYU 24,910,311
Total Foreign Government and Agency Securities (Cost $580,353,691) ............
576,643,348
U.S. Government and Agency Securities 2.9%
U.S. Treasury Bonds ,
7.125%, 2/15/23 ..................................... United States 3,000,000 3,323,203
6.25%, 8/15/23 ..................................... United States 4,000,000 4,493,906
6.875%, 8/15/25 ..................................... United States 1,000,000 1,253,438
U.S. Treasury Notes ,
1.5%, 11/30/21 ...................................... United States 30,000,000 30,142,884
m
0.125%, 7/15/24 ..................................... United States 10,340,000 12,687,736
m
0.375%, 7/15/25 ..................................... United States 17,700,000 22,305,594
1.125%, 2/28/27 ..................................... United States 40,000,000 40,750,000
Total U.S. Government and Agency Securities (Cost $110,114,369) ................
114,956,761

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities 6.8%
Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 ..
United States 1,121,100 $ 1,178,009
Consumer Finance 0.5%
p
Citibank Credit Card Issuance Trust , 2017-A7 , A7 , FRN , 0.472% ,
( 1-month USD LIBOR + 0.37% ), 8/08/24 .................. United States 20,069,000 20,145,643
Diversified Financial Services 6.3%
g,p
AMMC CLO XI Ltd. , 2012-11A , CR2 , 144A, FRN , 2.028% , ( 3-month
USD LIBOR + 1.9% ), 4/30/31 ........................... United States 1,000,000 996,722
g,p
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.784% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 17,500,000 17,259,375
g,p
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.284% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 6,300,000 6,233,473
g,p
BlueMountain CLO Ltd. ,
2012-2A, BR2, 144A, FRN, 1.605%, (3-month USD LIBOR +
1.45%), 11/20/28 .................................... United States 6,710,000 6,718,231
2012-2A, CR2, 144A, FRN, 2.155%, (3-month USD LIBOR + 2%),
11/20/28 .......................................... United States 2,730,000 2,710,187
2014-2A, CR2, 144A, FRN, 2.334%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 3,800,000 3,809,146
2016-3A, CR, 144A, FRN, 2.356%, (3-month USD LIBOR + 2.2%),
11/15/30 .......................................... United States 300,000 300,759
2018-1A, D, 144A, FRN, 3.179%, (3-month USD LIBOR + 3.05%),
7/30/30 ........................................... United States 5,000,000 4,787,683
g,p
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 .................... Ireland 6,200,000 EUR 7,366,078
g,p
BlueMountain Fuji US CLO III Ltd. , 2017-3A , C , 144A, FRN , 1.826% ,
( 3-month USD LIBOR + 1.7% ), 1/15/30 ................... United States 1,250,000 1,241,068
g,p
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 1.634% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 3,500,000 3,490,344
g,p
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 2.226% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 .................. United States 9,730,950 9,758,177
g,p
Carlyle Global Market Strategies CLO Ltd. ,
2013-3A, BR, 144A, FRN, 1.826%, (3-month USD LIBOR + 1.7%),
10/15/30 .......................................... United States 300,000 294,099
2014-2RA, B, 144A, FRN, 1.981%, (3-month USD LIBOR +
1.825%), 5/15/31 .................................... United States 580,000 572,737
2014-4RA, C, 144A, FRN, 3.026%, (3-month USD LIBOR + 2.9%),
7/15/30 ........................................... United States 3,000,000 2,888,649
g,p
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.326% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 12,000,000 11,793,815
g,q
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 7.893%, 9/16/41 ................. United States 185,708 179,576
b
2018-29, PT, 144A, FRN, 30.891%, 12/15/43 ............... United States 778,925 776,285
2019-26, PT, 144A, FRN, 20.753%, 8/15/44 ................ United States 2,977,710 2,979,812
2019-31, PT, 144A, FRN, 22.416%, 9/15/44 ................ United States 2,661,709 2,641,665
2019-37, PT, 144A, FRN, 22.443%, 10/17/44 ............... United States 2,780,284 2,744,774
2019-42, PT, 144A, FRN, 21.204%, 11/15/44 ............... United States 3,130,796 3,131,555
2019-51, PT, 144A, FRN, 17.225%, 1/15/45 ................ United States 3,441,972 3,444,089
2019-52, PT, 144A, FRN, 16.627%, 1/15/45 ................ United States 3,446,554 3,474,959
2019-S1, PT, 144A, FRN, 18.465%, 4/15/44 ................ United States 1,697,612 1,669,119
2019-S2, PT, 144A, FRN, 15.051%, 5/16/44 ................ United States 1,342,435 1,336,624
2019-S3, PT, 144A, FRN, 15.166%, 6/15/44 ................ United States 1,885,308 1,878,306
2019-S4, PT, 144A, FRN, 14.24%, 8/15/44 ................. United States 2,202,595 2,204,348
2019-S5, PT, 144A, FRN, 13.929%, 9/15/44 ................ United States 2,261,840 2,262,030
2019-S6, PT, 144A, FRN, 12.466%, 10/17/44 ............... United States 2,179,232 2,142,675
2019-S7, PT, 144A, FRN, 11.254%, 12/15/44 ............... United States 1,905,855 1,882,959

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,q
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2019-S8, PT, 144A, FRN, 11.978%, 1/15/45 ................ United States 2,499,292 $ 2,461,878
2020-2, PT, 144A, FRN, 17.112%, 3/15/45 ................. United States 3,306,535 3,317,767
2020-7, PT, 144A, FRN, 16.993%, 4/17/45 ................. United States 2,014,033 1,996,355
g,p
Dryden 38 Senior Loan Fund , 2015-38A , CR , 144A, FRN , 2.126% ,
( 3-month USD LIBOR + 2% ), 7/15/30 ..................... United States 7,186,000 7,199,412
g,p
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 2.976% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 .......................... United States 3,000,000 2,970,000
g,p
Galaxy XVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 2.076% , ( 3-month
USD LIBOR + 1.95% ), 7/15/31 .......................... United States 3,070,000 3,066,095
g,p
Galaxy XXVII CLO Ltd. , 2018-27A , C , 144A, FRN , 1.956% , ( 3-month
USD LIBOR + 1.8% ), 5/16/31 ........................... United States 3,600,000 3,599,998
g,p
HPS Loan Management Ltd. , 13A-18 , C , 144A, FRN , 2.276% ,
( 3-month USD LIBOR + 2.15% ), 10/15/30 ................. United States 4,950,000 4,954,185
g,p
LCM XVII LP ,
17A, BRR, 144A, FRN, 1.726%, (3-month USD LIBOR + 1.6%),
10/15/31 .......................................... United States 4,590,000 4,595,040
17A, CRR, 144A, FRN, 2.226%, (3-month USD LIBOR + 2.1%),
10/15/31 .......................................... United States 4,240,000 4,229,713
g,p
LCM XVIII LP , 18A , DR , 144A, FRN , 2.934% , ( 3-month USD LIBOR
+ 2.8% ), 4/20/31 .................................... United States 6,860,000 6,586,344
g,p
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN , 1.7% ,
( 3-month EURIBOR + 1.7% ), 4/15/32 ..................... Ireland 4,100,000 EUR 4,875,724
g,q
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 11,986,139 12,515,955
g,p
Neuberger Berman CLO XXII Ltd. , 2016-22A , CR , 144A, FRN ,
2.334% , ( 3-month USD LIBOR + 2.2% ), 10/17/30 ............ United States 2,129,630 2,132,561
g,p
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
1.925% , ( 3-month USD LIBOR + 1.8% ), 10/24/30 ............ United States 3,914,730 3,924,722
g,p
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
1.096% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 ............ United States 7,475,000 7,473,332
g,p
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
2.975% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 ............ United States 4,000,000 3,970,000
g,p
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
3.084% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 ............ United States 5,000,000 4,875,310
g,q
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 2,095,306 2,078,020
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 2,391,608 2,349,755
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 678,930 681,183
g,p
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 2.326% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 ............................... United States 14,100,000 14,075,906
g,q
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 15.567%, 6/15/25 ................ United States 1,047,494 939,043
2019-PT2, A, 144A, FRN, 13.977%, 2/15/26 ................ United States 1,829,203 1,848,099
g,p
Voya CLO Ltd. ,
2013-2A, A2AR, 144A, FRN, 1.525%, (3-month USD LIBOR +
1.4%), 4/25/31 ...................................... United States 2,200,000 2,189,000
2013-2A, BR, 144A, FRN, 1.975%, (3-month USD LIBOR +
1.85%), 4/25/31 ..................................... United States 5,770,000 5,692,814
2014-1A, CR2, 144A, FRN, 2.934%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 8,000,000 7,737,504
2015-2A, BR, 144A, FRN, 1.638%, (3-month USD LIBOR + 1.5%),
7/23/27 ........................................... United States 9,290,000 9,292,380

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,p
Voya CLO Ltd., (continued)
2016-1A, BR, 144A, FRN, 1.934%, (3-month USD LIBOR + 1.8%),
1/20/31 ........................................... United States 590,000 $ 580,862
245,178,276
a a a a a a
Total Asset-Backed Securities (Cost $264,874,571) ..............................
266,501,928
Commercial Mortgage-Backed Securities 0.1%
Diversified Financial Services 0.1%
q
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 United States 2,336,688 2,103,603
Total Commercial Mortgage-Backed Securities (Cost $2,251,544) .................
2,103,603
Mortgage-Backed Securities 3.0%
r
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 9,924 9,892
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%
†
FHLMC Gold Pools, 15 Year, 5%, 7/01/22 ................... United States 6,365 6,630
FHLMC Gold Pools, 20 Year, 5%, 5/01/27 - 5/01/30 ............ United States 193,610 213,095
FHLMC Gold Pools, 20 Year, 6.5%, 10/01/21 ................. United States 121 136
FHLMC Gold Pools, 20 Year, 7%, 9/01/21 ................... United States 50 50
FHLMC Gold Pools, 30 Year, 4.5%, 10/01/40 ................. United States 81,757 91,417
FHLMC Gold Pools, 30 Year, 5%, 3/01/34 - 2/01/38 ............ United States 441,395 497,433
FHLMC Gold Pools, 30 Year, 5.5%, 6/01/33 - 6/01/36 .......... United States 522,845 597,912
FHLMC Gold Pools, 30 Year, 6%, 6/01/33 - 6/01/37 ............ United States 196,557 224,262
FHLMC Gold Pools, 30 Year, 6.5%, 12/01/25 - 6/01/36 ......... United States 62,059 71,791
FHLMC Gold Pools, 30 Year, 7%, 4/01/28 - 8/01/32 ............ United States 11,190 11,735
FHLMC Gold Pools, 30 Year, 7.5%, 1/01/26 - 1/01/31 .......... United States 3,151 3,730
FHLMC Gold Pools, 30 Year, 8%, 11/01/25 - 1/01/26 ........... United States 49 49
FHLMC Gold Pools, 30 Year, 9%, 12/01/24 .................. United States 29 32
1,718,272
r
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 2.331%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 78,214 79,912
Federal National Mortgage Association (FNMA) Fixed Rate 2.6%
FNMA, 15 Year, 2.5%, 7/01/27 ........................... United States 131,593 138,507
FNMA, 15 Year, 5.5%, 4/01/22 ........................... United States 794 798
FNMA, 20 Year, 4.5%, 3/01/28 ........................... United States 35,867 38,650
FNMA, 20 Year, 5%, 9/01/23 - 6/01/31 ...................... United States 241,984 266,278
FNMA, 30 Year, 3%, 9/01/48 - 4/01/51 ...................... United States 23,762,852 25,110,451
FNMA, 30 Year, 4.5%, 2/01/41 ........................... United States 202,439 226,301
FNMA, 30 Year, 5%, 10/01/35 ............................ United States 443,926 505,587
FNMA, 30 Year, 5.5%, 9/01/33 - 12/01/35 ................... United States 675,142 773,938
FNMA, 30 Year, 6%, 6/01/34 - 5/01/38 ...................... United States 1,110,937 1,274,445
FNMA, 30 Year, 6.5%, 3/01/28 - 10/01/37 ................... United States 204,610 238,503
FNMA, 30 Year, 7.5%, 10/01/29 ........................... United States 3,495 4,070
FNMA, 30 Year, 8%, 1/01/25 - 5/01/26 ...................... United States 1,413 1,552
s
FNMA, Single-family, 15 Year, 2%, 8/25/36 .................. United States 14,514,000 15,063,378
s
FNMA, Single-family, 30 Year, 2%, 8/25/51 .................. United States 19,610,000 20,002,966
s
FNMA, Single-family, 30 Year, 2.5%, 8/25/51 ................. United States 34,852,000 36,307,343
99,952,767
Government National Mortgage Association (GNMA) Fixed Rate 0.4%
GNMA I, 30 Year, 8%, 2/15/25 ............................ United States 19 20
GNMA I, Single-family, 30 Year, 5%, 6/15/34 - 7/15/34 .......... United States 70,707 80,341

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 5.5%, 2/15/33 - 6/15/36 ........ United States 253,621 $ 290,114
GNMA I, Single-family, 30 Year, 6%, 8/15/36 ................. United States 15,561 18,374
GNMA I, Single-family, 30 Year, 6.5%, 2/15/29 - 3/15/32 ........ United States 4,138 4,627
GNMA I, Single-family, 30 Year, 7%, 11/15/27 - 5/15/28 ......... United States 4,670 4,691
GNMA I, Single-family, 30 Year, 7.5%, 9/15/23 - 5/15/27 ........ United States 440 453
GNMA I, Single-family, 30 Year, 8%, 7/15/26 - 9/15/27 .......... United States 2,301 2,384
GNMA I, Single-family, 30 Year, 8.5%, 8/15/24 ................ United States 30 30
GNMA I, Single-family, 30 Year, 9%, 1/15/25 ................. United States 104 104
GNMA I, Single-family, 30 Year, 9.5%, 6/15/25 ................ United States 268 269
s
GNMA II, Single-family, 30 Year, 2%, 8/15/51 ................. United States 7,714,000 7,901,125
s
GNMA II, Single-family, 30 Year, 2.5%, 8/15/51 ............... United States 7,651,000 7,954,948
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 119,462 134,335
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 ............... United States 62,706 73,717
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 66,378 77,895
GNMA II, Single-family, 30 Year, 6.5%, 7/20/28 - 12/20/31 ....... United States 36,692 42,447
GNMA II, Single-family, 30 Year, 7.5%, 4/20/32 ............... United States 13,430 15,302
16,601,176
Total Mortgage-Backed Securities (Cost $116,665,901) ...........................
118,362,019
Municipal Bonds 0.9%
California 0.1%
San Bernardino Community College District , GO , 2019 A-1 , 3.271% ,
8/01/39 ........................................... United States 2,160,000 2,311,005
Illinois 0.2%
State of Illinois , GO , 2003 , 5.1% , 6/01/33 ................... United States 6,960,000 8,353,683
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority , Revenue , 2019 B ,
Refunding , 4.131% , 6/15/42 ............................ United States 3,535,000 4,110,219
New York 0.2%
Metropolitan Transportation Authority , Revenue , 2020 E , Refunding ,
4% , 11/15/45 ....................................... United States 5,340,000 6,265,335
New York State Dormitory Authority , State University of New York ,
Revenue , 2019 B , Refunding , 3.142% , 7/01/43 .............. United States 3,145,000 3,335,444
9,600,779
Ohio 0.1%
State of Ohio , Cleveland Clinic Health System Obligated Group ,
Revenue , 2019 G , Refunding , 3.276% , 1/01/42 ............. United States 1,975,000 2,198,556
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education , Revenue , 2017 C , Refunding , 3.005% , 9/15/41 ..... United States 5,500,000 5,920,998
Texas 0.1%
Texas State University System , Revenue , 2019 B , Refunding ,
3.289% , 3/15/40 ..................................... United States 1,965,000 2,072,269
Total Municipal Bonds (Cost $30,511,182) ......................................
34,567,509
Residential Mortgage-Backed Securities 8.6%
Diversified Financial Services 0.6%
g
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 4,079,335 4,179,740
q
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 6,183,335 6,458,681

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
g,q
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 2,964,270 $ 3,011,344
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 4,599,021 4,690,545
g,q
Provident Funding Mortgage Trust ,
2019-1, A2, 144A, FRN, 3%, 12/25/49 .................... United States 2,647,370 2,679,771
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 777,572 779,552
21,799,633
a a a a a a
Thrifts & Mortgage Finance 8.0%
p
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.339%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 7,142,942 7,335,530
2014-DN2, M3, FRN, 3.689%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 13,539,270 13,750,911
2014-DN3, M3, FRN, 4.089%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 406,091 414,527
2014-DN4, M3, FRN, 4.639%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 4,520,316 4,588,701
2014-HQ1, M3, FRN, 4.189%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 555,985 559,872
2014-HQ3, M3, FRN, 4.839%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 854,159 857,693
2015-DNA1, M3, FRN, 3.389%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 1,397,995 1,419,370
2015-DNA3, M3, FRN, 4.789%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 14,795,889 15,314,473
2015-HQA1, M3, FRN, 4.789%, (1-month USD LIBOR + 4.7%),
3/25/28 ........................................... United States 13,406,934 13,766,937
2016-DNA2, M3, FRN, 4.739%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 12,123,113 12,671,553
2017-DNA1, M2, FRN, 3.339%, (1-month USD LIBOR + 3.25%),
7/25/29 ........................................... United States 6,850,246 7,041,090
2017-DNA2, M2, FRN, 3.539%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 5,868,312 6,085,891
2017-DNA3, M2, FRN, 2.589%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 26,312,269 26,907,229
2017-HQA1, M2, FRN, 3.639%, (1-month USD LIBOR + 3.55%),
8/25/29 ........................................... United States 23,533,600 24,335,298
2017-HQA2, M2, FRN, 2.739%, (1-month USD LIBOR + 2.65%),
12/25/29 .......................................... United States 2,619,843 2,664,411
p
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.339%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 6,751,674 7,058,860
2014-C01, M2, FRN, 4.489%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 8,393,949 8,678,665
2014-C02, 1M2, FRN, 2.689%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 7,549,515 7,605,264
2014-C03, 1M2, FRN, 3.089%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 16,086,538 16,220,562
2014-C03, 2M2, FRN, 2.989%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 1,528,357 1,549,444
2015-C01, 1M2, FRN, 4.389%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 3,241,551 3,321,216
2015-C01, 2M2, FRN, 4.639%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 292,409 292,922
2015-C02, 1M2, FRN, 4.089%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 10,021,662 10,228,118

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
p
FNMA Connecticut Avenue Securities, (continued)
2015-C02, 2M2, FRN, 4.089%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 1,989,427 $ 2,008,132
2015-C03, 1M2, FRN, 5.089%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 11,685,773 12,003,387
2015-C03, 2M2, FRN, 5.089%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 2,563,950 2,595,222
2016-C01, 1M2, FRN, 6.839%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 2,129,212 2,270,329
2016-C02, 1M2, FRN, 6.089%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 15,000,757 15,772,432
2016-C03, 1M2, FRN, 5.389%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 10,560,869 11,101,096
2016-C04, 1M2, FRN, 4.339%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 6,344,697 6,634,934
2016-C05, 2M2, FRN, 4.539%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 3,528,542 3,697,495
2016-C06, 1M2, FRN, 4.339%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 1,613,040 1,678,217
2016-C07, 2M2, FRN, 4.439%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 2,475,523 2,597,003
2017-C01, 1M2, FRN, 3.639%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 15,636,995 16,204,411
2017-C03, 1M2, FRN, 3.089%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 22,152,645 22,777,837
2017-C04, 2M2, FRN, 2.939%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 5,986,615 6,142,395
2017-C05, 1M2, FRN, 2.289%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 15,007,776 15,328,975
313,480,402
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $351,761,760) ................
335,280,035
Shares
Escrows and Litigation Trusts 0.0%
†
Mesquite Energy, Inc., Escrow Account ..................... United States 6,000,000 165,000
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 8,736,450 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 8,736,450 —
Total Escrows and Litigation Trusts (Cost $5,707,489) ...........................
165,000
Total Long Term Investments (Cost $3,950,144,037) .............................
3,878,967,674
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Interest Rate Swaptions 0.0%
†
Receive Fixed 0.9%, Pay Floating 3-month USD LIBOR,
Counterparty CITI, Expires 9/16/21 ....................... 1 209,200,000 1,353,533
Total Options Purchased (Cost $1,103,530) .....................................
1,353,533

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments 3.7%
a a
Country Shares
a
Value
a
Money Market Funds 1.3%
d,t
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 50,697,250 $ 50,697,250
Total Money Market Funds (Cost $50,697,250) ..................................
50,697,250
Principal
Amount
*
a a a a a
Repurchase Agreements 2.3%
u
Joint Repurchase Agreement, 0.026%, 8/02/21 (Maturity Value
$88,181,666)
BNP Paribas Securities Corp. (Maturity Value $63,817,953)
Deutsche Bank Securities, Inc. (Maturity Value $8,864,903)
HSBC Securities (USA) Inc. (Maturity Value $15,498,810)
Collateralized by U.S. Government Agency Securities, 3% - 5%,
4/20/41 - 3/20/51; U.S. Treasury Bond, Index Linked, 2.38%,
1/15/25; and U.S. Treasury Note, 2.25%, 4/30/24 (valued at
$89,964,316) ....................................... 88,181,473 88,181,473
Total Repurchase Agreements (Cost $88,181,473) ...............................
88,181,473
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Country Shares
Money Market Funds 0.1%
d,t
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 3,802,000 3,802,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
u
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 8/02/21
(Maturity Value $950,600)
Collateralized by U.S. Treasury Note, 0.125%, 10/31/22 (valued at
$969,608) ......................................... 950,596 950,596
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $4,752,596) ............................................................
4,752,596
Total Short Term Investments (Cost $143,631,319 ) ...............................
143,631,319
a
Total Investments (Cost $4,094,878,886) 103.2% ................................
$4,023,952,526
Options Written (0.0)%
†
......................................................
(35,082)
Other Assets, less Liabilities (3.2)% ...........................................
(127,316,300)
Net Assets 100.0% ...........................................................
$3,896,601,144
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Puts - Over-the-Counter
Interest Rate Swaptions (0.0)%
†
Receive Floating 3-month USD LIBOR, Pay Fixed 1.39%,
Counterparty CITI, Expires 9/16/21 ....................... 1 (209,200,000) (35,082)
(35,082)
Total Options Written (Premiums received $1,082,610) ...........................
$ (35,082)

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
See Note 9 regarding investments in affiliated management investment companies.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $2,063,744,861, representing 53.0% of net assets.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security purchased on a delayed delivery basis.
j
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
k
Defaulted security or security for which income has been deemed uncollectible.
l
A supranational organization is an entity formed by two or more central governments through international treaties.
m
Principal amount of security is adjusted for inflation.
n
A portion or all of the security is on loan at July 31, 2021.
o
The principal represents the notional amount. See Note 3 regarding value recovery instruments.
p
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
q
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
r
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
s
Security purchased on a to-be-announced (TBA) basis.
t
The rate shown is the annualized seven-day effective yield at period end.
u
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2021, all repurchase agreements had been entered into on that date.

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At July 31, 2021, the Fund had the following futures contracts outstanding. See Note 3.
At July 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3 .
At July 31, 2021, the Fund had the following credit default swap contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 547 $ 73,545,859 9/21/21 $ (166,296)
U.S. Treasury 10 Year Ultra Notes ................ Short 524 78,731,000 9/21/21 (2,593,159)
U.S. Treasury 2 Year Notes ..................... Long 808 178,290,250 9/30/21 (32,548)
U.S. Treasury 5 Year Notes ..................... Long 1,006 125,191,985 9/30/21 631,121
U.S. Treasury Long Bonds ..................... Short 703 115,797,281 9/21/21 (4,628,456)
Total Futures Contracts ...................................................................... $(6,789,338)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 3,778,007 746,314 8/09/21 $ — $ (21,502)
Brazilian Real ...... JPHQ Sell 3,778,007 689,480 8/09/21 — (35,332)
Canadian Dollar .... JPHQ Buy 15,500,000 12,457,459 8/09/21 — (37,269)
Canadian Dollar .... JPHQ Sell 15,500,000 12,763,033 8/09/21 342,843 —
Chinese Yuan ...... JPHQ Buy 64,000,000 9,736,950 8/17/21 149,751 —
Brazilian Real ...... JPHQ Sell 119,495,000 22,458,089 8/30/21 — (399,358)
Turkish Lira ........ JPHQ Buy 61,000,000 6,827,085 9/07/21 276,417 —
Mexican Peso ...... JPHQ Buy 287,000,000 14,118,353 9/21/21 200,788 —
Australian Dollar .... JPHQ Buy 11,000,000 8,339,375 9/27/21 — (265,293)
South Korean Won .. JPHQ Buy 10,300,000,000 9,079,530 9/27/21 — (154,384)
Euro ............. JPHQ Sell 39,200,000 46,343,886 10/18/21 — (227,019)
Brazilian Real ...... JPHQ Sell 3,778,007 736,770 11/08/21 21,367 —
Canadian Dollar .... JPHQ Sell 15,500,000 12,456,257 11/08/21 35,263 —
Total Forward Exchange Contracts ................................................... $1,026,429 $(1,140,157)
Net unrealized appreciation (depreciation) ............................................ $(113,728)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM . 5.00% Quarterly BOFA 6/20/26 970,000 EUR $ 47,229 $ 19,048 $ 28,181 NR
Air France-KLM . 5.00% Quarterly JPHQ 6/20/26 2,310,000 EUR 112,473 39,628 72,845 NR
Air France-KLM . 5.00% Quarterly MSCO 12/20/25 6,680,000 EUR 322,361 6,994 315,367 NR
American Airlines
Group, Inc. .. 5.00% Quarterly CITI 12/20/21 8,100,000 176,813 (209,835) 386,648 CCC
American Airlines
Group, Inc. .. 5.00% Quarterly GSCO 6/20/22 2,000,000 34,089 (16,630) 50,719 CCC
Carnival Corp. .. 1.00% Quarterly CITI 12/20/25 8,100,000 (1,037,501) (1,111,338) 73,837 B-
Macy's Retail
Holdings LLC . 1.00% Quarterly JPHQ 12/20/25 8,100,000 (685,651) (1,323,742) 638,091 B
Nordstrom, Inc. . 1.00% Quarterly BNDP 6/20/26 4,700,000 (296,456) (298,655) 2,199 BB+
Nordstrom, Inc. . 1.00% Quarterly JPHQ 6/20/26 4,700,000 (296,456) (229,182) (67,274) BB+
Royal Caribbean
Cruises Ltd. .. 5.00% Quarterly BZWS 12/20/25 8,100,000 415,432 (211,684) 627,116 B
United Airlines
Holdings, Inc. . 5.00% Quarterly FBCO 12/20/25 998,000 52,306 (1,854) 54,160 B
Traded Index
(e)
Citibank
Bespoke
Franklin, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 9,500,000 (2,297,870) (1,820,355) (477,515)
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 1.97% Quarterly CITI 12/20/22 10,600,000 31,971 — 31,971
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 2.42% Quarterly CITI 12/20/22 7,900,000 15,506 — 15,506
Non-
Investment
Grade
(e)
Citibank
Bespoke
Phoenix Index,
Mezzanine
Tranche 5-7% 2.90% Quarterly CITI 12/20/21 8,500,000 103,520 — 103,520
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 23,060,000 292,057 111,406 180,651
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly MSCO 12/20/21 9,000,000 8,554 — 8,554
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 3.98% Quarterly MSCO 12/20/21 9,000,000 3,105 — 3,105
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(2,998,518) $(5,046,199) $2,047,681
Total Credit Default Swap Contracts .................................... $(2,998,518) $ (5,046,199) $2,047,681

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At July 31, 2021, the Fund had the following inflation index swap contracts outstanding. See Note 3 .
See abbreviations on page 79 .
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.913% ..... At Maturity 1/14/29 $ 34,600,000 $ 2,615,071 $ — $ 2,615,071
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.943% ..... At Maturity 1/15/29 4,900,000 356,069 — 356,069
Total Inflation Index Swap Contracts .................................. $2,971,140 $— $2,971,140

Franklin Strategic Series

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of ten separate funds, six of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds’
pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At July 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
At July 31, 2021, the Funds received U.S. Treasury Bills as collateral for derivatives, as follows:
Franklin Strategic Income Fund - $333,969
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to [manage and/or gain] exposure to certain foreign currencies. A forward exchange contract is an agreement between the Funds and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions
(interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk.
An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract,
3. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to credit and other markets risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. The Funds did not hold any option contracts at period end.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Strategic Income Fund – Futures, forwards, options, swaps and VRI
4. Mortgage Dollar Rolls
Franklin Strategic Income Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed
3. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the
Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
7. Restricted Securities
At July 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Biotechnology Discovery Fund
2,333,755 Amunix Pharmaceuticals, Inc. .................. 2/26/21 $ 4,125,379 $ 3,349,197
189,499 Artiva Biotherapeutics , Inc. ..................... 2/22/21 2,084,489 2,084,489
415,600
a
ARYA Sciences Acquisition Corp. ................ 2/08/21 4,156,000 3,258,304
189,737
b
Centessa Pharmaceuticals PLC ................. 1/28/21 2,087,101 3,720,081
370,698 Day One Therapeutics Holding Company LLC ...... 2/01/21 4,999,991 8,131,794
80,195 Intarcia Therapeutics, Inc. ..................... 3/26/14 2,597,516 —
779,505 Pipeline Therapeutics, Inc. ..................... 2/09/21 2,088,995 1,504,537
189,800 Soaring Eagle Acquisition Corp. ................. 5/11/21 1,898,000 1,898,000
Total Restricted Securities (Value is 1.8% of Net Assets) .............. $24,037,471 $23,946,402
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund
255,039 Avidxchange , Inc. ............................ 7/30/20 $ 12,499,971 $ 15,627,737
16,669 CELONIS SE ............................... 6/16/21 6,149,572 6,164,029
2,610,594 ClearMotion , Inc., C .......................... 11/06/17 5,499,999 8,281,031
3,698,772 ClearMotion , Inc., D .......................... 12/21/18 10,000,000 12,293,635
642,459
c
Confluent, Inc. .............................. 4/13/20 9,616,776 24,249,400
112,760 Databricks , Inc., G ........................... 2/01/21 20,000,005 24,846,328
416,700
d
Dragoneer Growth Opportunities Corp. II .......... 2/02/21 4,167,000 3,852,684
4. Mortgage Dollar Rolls
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund (continued)
920,577 Fanatics, Inc., E ............................. 8/13/20 $ 15,916,776 $ 25,425,038
109,362 Fanatics, Inc., F ............................. 3/22/21 3,813,453 3,814,966
2,077,218
e
Figs, Inc. .................................. 10/23/20 17,756,521 72,352,101
201,294 Gitlab , Inc., E ............................... 9/11/19 3,749,986 8,958,943
415,102 HashiCorp , Inc., E ........................... 3/06/20 12,004,812 22,111,823
1,673,284
f
Legalzoom.com, Inc. ......................... 7/20/18 16,479,337 58,905,940
2,167,003 Lucid Group, Inc. ............................ 2/22/21 32,505,045 46,426,867
1,396,875
g
Marqeta , Inc. ............................... 8/20/20 - 10/19/20 12,799,970 36,110,134
517,056 OneTrust LLC, C ............................ 4/01/21 10,139,623 11,406,255
509,182 Optoro , Inc., E .............................. 7/24/18 10,020,702 12,978,872
3,595,577
h
Proterra , Inc. ............................... 9/21/16 - 8/02/19 22,294,007 35,255,331
1,500,000
i
Soaring Eagle Acquisition Corp., A ............... 5/11/21 15,000,000 15,000,000
23,001 Sweetgreen , Inc., ............................ 1/21/21 — 22,165
928,488 Sweetgreen , Inc., H .......................... 11/09/18 12,107,484 14,560,423
100,835 Sweetgreen , Inc., I ........................... 9/16/19 1,724,278 1,772,862
76,670 Sweetgreen , Inc., J .......................... 1/21/21 1,311,057 1,347,997
1,753,060 Talkdesk , Inc., C ............................ 7/15/20 11,517,955 29,444,829
805,800 Tanium, Inc., G .............................. 9/14/15 4,000,233 8,815,248
504,854 Tempus Labs, Inc., F ......................... 5/29/19 12,499,983 25,604,215
126,131 Tempus Labs, Inc., G ......................... 2/06/20 4,837,427 6,413,412
2,315,191
j
Wheels Up Experience, Inc., A .................. 5/16/19 - 7/28/21 17,499,998 16,305,393
Total Restricted Securities (Value is 8.9% of Net Assets) .............. $305,911,970 $548,347,658
Shares Issuer
Acquisition
Date Cost Value
Franklin Natural Resources Fund
138,200 Alussa Energy Acquisition Corp. ................. 1/29/21 $ 1,382,000 $ 1,228,598
150,000 Ivanhoe Capital Acquisition Corp., A .............. 7/09/21 1,500,000 1,500,000
173,800 Li-Cycle Holdings Corp. ....................... 2/16/21 1,738,000 1,738,000
141,414 Lucid Group, Inc. ............................ 2/22/21 2,121,210 3,029,718
74,343 Sunlight Financial Holdings, Inc., A ............... 1/28/21 743,430 610,356
Total Restricted Securities (Value is 3.2% of Net Assets) .............. $7,484,640 $8,106,672
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund
3,436,485 1661, Inc., F ................................ 5/28/21 $ 19,999,999 $ 19,999,999
292,188
k
Alkami Technology, Inc ........................ 9/24/20 4,675,011 8,884,866
1,297,305 Allbirds , Inc., E .............................. 9/22/20 14,999,998 15,800,122
3,698,772 ClearMotion , Inc., D .......................... 12/21/18 10,000,000 12,293,634
1,431,280 Legalzoom.com, Inc. ......................... 7/20/18 14,095,961 50,386,482
1,199,415 Marqeta , Inc. ............................... 8/20/20 10,000,003 31,005,663
7. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund (continued)
750,000 New Starship Parent, Inc. ...................... 2/02/21 $ 7,500,000 $ 7,080,000
709,046 Newsela , Inc., D ............................. 1/21/21 15,000,010 15,254,167
508,130 Optoro , Inc., E .............................. 7/24/18 9,999,998 12,952,057
3,243,564
l
Proterra , Inc. ............................... 9/21/16 - 5/21/18 19,762,396 31,803,775
596,471 Rent the Runway, Inc., 144A, F ................. 3/21/19 13,333,328 13,036,414
508,787 Rent the Runway, Inc., G ...................... 4/30/20 - 4/30/21 7,500,009 9,037,653
1,542,673 Smule , Inc., 144A, G ......................... 5/31/16 11,099,995 9,370,140
352,675 Smule , Inc., 144A, H ......................... 4/27/17 2,999,995 2,532,151
714,286 Sunlight Financial Holdings, Inc., A ............... 1/28/21 7,142,860 5,864,288
33,990 Sweetgreen , Inc., 1/20/26 ...................... 1/21/21 — 32,754
383,435 Sweetgreen , Inc., H .......................... 11/09/18 4,999,992 6,012,976
41,641 Sweetgreen , Inc., I ........................... 9/16/19 712,061 732,124
113,300 Sweetgreen , Inc., J .......................... 1/21/21 1,937,430 1,992,019
2,500,000 TPG Pace Governance LLC, A .................. 1/28/21 25,000,000 25,000,000
361,111 Tula eTechnology , Inc. ........................ 11/01/18 — —
3,611,111 Tula eTechnology , Inc., E ...................... 9/08/17 6,500,000 9,479,643
1,984,450
m
Wheels Up Experience, Inc., A .................. 5/16/19 - 7/28/21 14,999,997 13,976,052
Total Restricted Securities (Value is 7.2% of Net Assets) .............. $222,259,043 $302,526,979
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund
344,335
n
Alkami Technology, Inc. ....................... 9/24/20 $ 5,509,373 $ 10,470,554
772,477 Allbirds , Inc. E .............................. 9/22/20 8,931,711 9,408,143
64,741 Blaize , Inc. Ltd., 2/28/24 ....................... 3/01/21 — —
1,294,805 Blaize , Inc., D .............................. 3/02/21 - 3/22/21 13,521,010 13,521,001
75,943 Databricks , Inc., G ........................... 2/01/21 13,469,851 16,733,812
775,014 Fanatics, Inc., E ............................. 8/13/20 13,399,992 21,404,793
18,700 Fanatics, Inc., F ............................. 3/22/21 652,069 652,328
728,215 Lucid Group, Inc. ............................ 2/22/21 10,923,225 15,601,612
1,070,236
o
Marqeta , Inc. ............................... 8/20/20 8,922,986 27,666,302
675,200 New Starship Parent, Inc. ...................... 2/02/21 6,752,000 6,373,888
423,782 Newsela , Inc., D ............................. 1/21/21 8,965,193 9,117,097
767,526 OneTrust LLC, C ............................ 4/01/21 15,051,415 16,931,624
513,050 Phononic Devices, Inc. ........................ 1/17/20 - 11/03/20 47 2,113,853
2,970,061 Phononic Devices, Inc., F ...................... 6/06/19 7,499,998 10,820,143
117,795
Phononic , Inc., Advance Term Loan, B, 12%, PIK,
7/31/26 .................................. 8/25/20 - 7/01/21 114,434 105,809
281,258
Phononic , Inc., Advance Term Loan, D, 12%, PIK,
12/01/25 ................................. 1/15/21 - 7/01/21 279,704 252,243
572,775 Phononic , Inc., Term Loan, A, 12%, PIK, 1/17/24 .... 1/17/20 - 7/01/21 565,995 526,138
7. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
8. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended July 31, 2021, investments in “affiliated companies” were as follows:
Principal
Amount*/
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund (continued)
114,103 Phononic , Inc., Term Loan, C, 12%, PIK, 8/25/24 .... 12/03/20 - 7/01/21 $ 113,109 $ 102,774
1,264,594
p
Proterra , Inc. ............................... 9/21/16 7,135,914 12,399,588
271,200
q
Soaring Eagle Acquisition Corp., A ............... 5/11/21 2,712,000 2,712,000
963,371 Sunlight Financial Holdings, Inc., A ............... 1/28/21 9,633,710 7,909,276
Total Restricted Securities (Value is 3.1% of Net Assets) .............. $134,153,736 $184,822,978
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Strategic Income Fund
125,940,079 K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 977,123 $ —
12,532,821 K2016470219 South Africa Ltd., B ............... 2/01/17 9,307 —
6,000,000 WorkCapital BSD SARL, 2/13/26 ................ 2/15/19 750,000 —
20,000,000 WorkCapital BSD SARL, Term Loan, 6.5%, 11/02/22 . 2/13/19 19,530,078 —
Total Restricted Securities (Value is —% of Net Assets) .............. $21,266,508 $—
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,649,574 as of July 31, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $1,477,824 as of July 31, 2021.
c
The Fund also invests in unrestricted securities of the issuer, valued at $4,777,261 as of July 31, 2021.
d
The Fund also invests in unrestricted securities of the issuer, valued at $10,615,158 as of July 31, 2021.
e
The Fund also invests in unrestricted securities of the issuer, valued at $21,443,240 as of July 31, 2021.
f
The Fund also invests in unrestricted securities of the issuer, valued at $319,986 as of July 31, 2021.
g
The Fund also invests in unrestricted securities of the issuer, valued at $11,746,174 as of July 31, 2021.
h
The Fund also invests in unrestricted securities of the issuer, valued at $6,391,422 as of July 31, 2021.
i
The Fund also invests in unrestricted securities of the issuer, valued at $11,940,516 as of July 31, 2021.
j
The Fund also invests in unrestricted securities of the issuer, valued at $28,000,000 as of July 31, 2021.
k
The Fund also invests in unrestricted securities of the issuer, valued at $15,174,461 as of July 31, 2021.
l
The Fund also invests in unrestricted securities of the issuer, valued at $4,724,987 as of July 31, 2021.
m
The Fund also invests in unrestricted securities of the issuer, valued at $16,000,000 as of July 31, 2021.
n
The Fund also invests in unrestricted securities of the issuer, valued at $3,522,159 as of July 31, 2021.
o
The Fund also invests in unrestricted securities of the issuer, valued at $5,679,911 as of July 31, 2021.
p
The Fund also invests in unrestricted securities of the issuer, valued at $6,168,638 as of July 31, 2021.
q
The Fund also invests in unrestricted securities of the issuer, valued at $11,593,743 as of July 31, 2021.
7. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Value at
Beginning
of Period Purchase s
a
Sale s
a
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Artiva Biotherapeutics , Inc. $ 2,084,489 $ — $ — $ — $ — $ 2,084,489 189,499 $ —
Total Affiliated Securities
(Value is 0.2%
†
of Net
Assets) .......... $2,084,489 $— $— $ — $ — $2,084,489 $—
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Avidxchange , Inc. .... 13,792,310 — — — 1,835,427 15,627,737 255,039 —
ClearMotion , Inc., C ... 7,703,411 — — — 577,620 8,281,031 2,610,594 —
ClearMotion , Inc., D ... 11,706,569 — — — 587,066 12,293,635 3,698,772 —
HashiCorp , Inc., E .... 19,097,102 — — — 3,014,721 22,111,823 415,102 —
Optoro , Inc., E ....... 12,164,900 — — — 813,972 12,978,872 509,182 —
Talkdesk , Inc., C ..... 28,638,800 — — — 806,029 29,444,829 1,753,060 —
Tempus Labs, Inc., F .. 22,633,975 — — — 2,970,240 25,604,215 504,854 —
Tempus Labs, Inc., G .. 5,814,772 — — — 598,640 6,413,412 126,131 —
Wheels Up Experience,
Inc ............. 35,000,000 — — — (7,000,000) 28,000,000 3,500,000 —
Wheels Up Experience,
Inc., A ........... 22,526,068 — — — (6,220,675) 16,305,393 2,315,191 —
Total Affiliated Securities
(Value is 2.9% of Net
Assets) .......... $179,077,907 $— $— $ — $ (2,016,960) $177,060,947 $—
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Bridge Investment Group
Holdings Inc ...... — 24,016,000 — — (360,240) 23,655,760 1,501,000 —
ClearMotion , Inc., D ... 11,706,569 — — — 587,065 12,293,634 3,698,772 —
Optoro , Inc., E ....... 12,139,766 — — — 812,291 12,952,057 508,130 —
TPG Pace Governance
LLC, A .......... 25,000,000 — — — — 25,000,000 2,500,000 —
Wheels Up Experience,
Inc. ............ 20,000,000 — — — (4,000,000) 16,000,000 2,000,000 —
Wheels Up Experience,
Inc., A ........... — 14,999,997 — — (1,023,945) 13,976,052 1,984,450 —
Total Affiliated Securities
(Value is 2.5% of Net
Assets) .......... $68,846,335 $39,015,997 $— $ — $ (3,984,829) $103,877,503 $—
8. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
9. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July
31, 2021, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases
a
Sales
a
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Blaize , Inc. Ltd., 2/28/24 $ — $ — $ — $ — $ — $ — 64,741 $ —
Blaize , Inc., D ....... 13,521,001 — — — — 13,521,001 1,294,805 —
Phononic Devices, Inc. . — — — — 2,113,853 2,113,853 513,050 —
Phononic Devices, Inc., F 10,389,829 — — — 430,314 10,820,143 2,970,061 —
Interest
Phononic , Inc., Advance
Term Loan, B, 12%, PIK,
7/31/26 .......... 101,784 3,065 — — 960 105,809 117,795 3,198
b
Phononic , Inc., Advance
Term Loan, D, 12%,
PIK, 12/01/25 ...... — 249,684 — — 2,559 252,243 281,258 7,529
b
Phononic , Inc., Term Loan,
A, 12%, PIK, 1/17/24 . 506,783 15,554 — — 3,801 526,138 572,775 15,922
b
Phononic , Inc., Term Loan,
C, 12%, PIK, 8/25/24 98,759 2,660 — — 1,355 102,774 114,103 3,069
b
Total Affiliated Securities
(Value is 0.5%
†
of Net
Assets) .......... $24,618,156 $270,963 $— $ — $ 2,552,842 $27,441,961 $29,718
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
Includes non-cash dividend/interest received.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $62,712,992 $62,874,769 $(114,672,457) $— $— $10,915,304 10,915,304 $542
8. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $28,782,225 $80,044,820 $(76,197,665) $ — $ — $32,629,380 32,629,380 $944
Total Affiliated Securities .... $91,495,217 $142,919,589 $(190,870,122) $— $— $43,544,684 $1,486
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $74,672,064 $155,226,951 $(216,307,884) $— $— $13,591,131 13,591,131 $1,458
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $50,044,540 $256,564,130 $(224,073,773) — — $82,534,897 82,534,897 $2,007
Total Affiliated Securities .... $124,716,604 $411,791,081 $(440,381,657) $— $— $96,126,028 $3,465
Franklin Natural Resources Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $11,479,563 $16,272,027 $(23,493,119) $— $— $4,258,471 4,258,471 $310
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $450,105 $5,900,073 $(5,022,949) — — $1,327,229 1,327,229 $22
Total Affiliated Securities .... $11,929,668 $22,172,100 $(28,516,068) $— $— $5,585,700 $332
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $205,154,775 $161,546,187 $(275,017,010) $— $— $91,683,952 91,683,952 $3,543
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small Cap Growth Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $64,722,231 $370,133,465 $(339,175,864) $ — $ — $95,679,832 95,679,832 $2,100
Total Affiliated Securities .... $269,877,006 $531,679,652 $(614,192,874) $— $— $187,363,784 $5,643
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $213,329,128 $276,411,271 $(211,699,944) $— $— $278,040,455 278,040,455 $6,471
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $84,881,180 $334,632,405 $(356,426,730) — — $63,086,855 63,086,855 $1,620
Total Affiliated Securities .... $298,210,308 $611,043,676 $(568,126,674) $— $— $341,127,310 $8,091
Franklin Strategic Income Fund
Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund ................... $269,318,469 $— $— $ — $ 5,205,899 $ 274,524,367 34,705,988 $ 2,401,925
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $50,800,930 $1,304,839 $(1,408,519) $— $— $50,697,250 50,697,250 $1,278
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $3,737,000 $23,384,000 $(23,319,000) — — $3,802,000 3,802,000 $79
Total Affiliated Securities .... $323,856,399 $24,688,839 $(24,727,519) $— $5,205,899 $329,023,617 $2,403,282
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
a
Common Stocks :
Biotechnology ......................... $ 1,028,679,396 $ — $ 11,851,875
b
$ 1,040,531,271
Capital Markets ........................ 17,479,050 — 5,156,304 22,635,354
Life Sciences Tools & Services ............ 98,651,195 — — 98,651,195
Pharmaceuticals ....................... 151,396,441 — — 151,396,441
Preferred Stocks ........................ — — 6,938,223 6,938,223
Warrants .............................. 255,891 — — 255,891
Short Term Investments ................... 43,544,684 — — 43,544,684
Total Investments in Securities ........... $1,340,006,657 $— $23,946,402 $1,363,953,059
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Airlines .............................. — — 44,305,393 44,305,393
Auto Components ...................... 32,255,442 — — 32,255,442
Automobiles .......................... 48,786,390 — — 48,786,390
Beverages ........................... 67,847,625 — — 67,847,625
Biotechnology ......................... 85,110,573 — — 85,110,573
Capital Markets ........................ 289,983,337 — 65,279,551 355,262,888
Chemicals ........................... 76,171,828 — — 76,171,828
Commercial Services & Supplies ........... 18,780,300 — 6,164,029 24,944,329
Consumer Finance ..................... 21,397,169 — — 21,397,169
Electric Utilities ........................ 26,206,962 — — 26,206,962
Entertainment ......................... 64,019,989 — — 64,019,989
Equity Real Estate Investment Trusts (REITs) . 151,986,532 — — 151,986,532
Food Products ........................ 70,280,134 — — 70,280,134
Health Care Equipment & Supplies ......... 484,842,266 — 72,352,101 557,194,367
Health Care Providers & Services .......... 117,841,201 — — 117,841,201
Health Care Technology ................. 122,084,607 — — 122,084,607
Hotels, Restaurants & Leisure ............. 96,257,250 — — 96,257,250
Industrial Conglomerates ................ 93,451,177 — — 93,451,177
Interactive Media & Services .............. 257,657,149 — — 257,657,149
Internet & Direct Marketing Retail .......... 476,237,859 — — 476,237,859
IT Services ........................... 795,854,031 — 36,110,134 831,964,165
Life Sciences Tools & Services ............ 40,022,753 42,678,781 — 82,701,534
Machinery ............................ 6,391,422 — 35,255,331
b
41,646,753

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Media ............................... $ 32,462,921 $ — $ — $ 32,462,921
Pharmaceuticals ....................... 81,440,733 — — 81,440,733
Professional Services ................... 161,632,400 — 58,905,940 220,538,340
Road & Rail .......................... 53,248,590 — — 53,248,590
Semiconductors & Semiconductor Equipment . 268,381,334 — — 268,381,334
Software ............................. 1,144,818,850 — 39,877,137 1,184,695,987
Specialty Retail ........................ 17,229,143 — — 17,229,143
Technology Hardware, Storage & Peripherals . 236,273,363 — — 236,273,363
Textiles, Apparel & Luxury Goods .......... 67,258,280 — — 67,258,280
Wireless Telecommunication Services ....... 48,795,848 — — 48,795,848
Convertible Preferred Stocks ............... — — 65,492,587 65,492,587
Preferred Stocks ........................ — — 152,583,290 152,583,290
Warrants .............................. — — 22,165 22,165
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 96,126,028 — — 96,126,028
Total Investments in Securities ........... $5,651,133,486 $42,678,781
c
$576,347,658 $6,270,159,925
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund
Assets:
Investments in Securities:
a
Common Stocks :
Agricultural Products .................... $ 2,254,841 $ — $ — $ 2,254,841
Construction Machinery & Heavy Trucks ..... 1,005,936 — — 1,005,936
Construction Materials .................. 2,688,420 — — 2,688,420
Consumer Finance ..................... — — 610,356 610,356
Copper .............................. 13,855,743 2,260,792 — 16,116,535
Diversified Chemicals ................... 2,033,570 — — 2,033,570
Diversified Metals & Mining ............... 11,000,449 6,182,299 — 17,182,748
Electrical Components & Equipment ........ 1,282,869 — — 1,282,869
Environmental & Facilities Services ......... 829,500 — 1,738,000 2,567,500
Fertilizers & Agricultural Chemicals ......... 3,694,020 — — 3,694,020
Food Distributors ...................... 1,525,806 — — 1,525,806
Gold ................................ 21,105,685 517,943 — 21,623,628
Heavy Electrical Equipment .............. 1,307,276 — — 1,307,276
Industrial Gases ....................... 7,213,415 — — 7,213,415
Integrated Oil & Gas .................... 39,856,840 — — 39,856,840
Investment Banking & Brokerage .......... — — 5,758,316 5,758,316
Metal & Glass Containers ................ 2,298,416 — — 2,298,416
Oil & Gas Drilling ...................... 2,301,238 — — 2,301,238
Oil & Gas Equipment & Services ........... 22,667,985 1,101,474 — 23,769,459
Oil & Gas Exploration & Production ......... 51,989,711 3,083,882 — 55,073,593
Oil & Gas Refining & Marketing ............ 14,713,317 — — 14,713,317
Oil & Gas Storage & Transportation ......... 17,067,579 — — 17,067,579
Paper Packaging ...................... 1,018,800 — — 1,018,800
Semiconductor Equipment ............... 908,180 — — 908,180
Steel ................................ 3,541,870 — — 3,541,870
Trading Companies & Distributors .......... 2,493,264 — — 2,493,264
Warrants .............................. 192,067 — — 192,067
Convertible Bonds ....................... — 1,124,740 — 1,124,740
Short Term Investments ................... 5,585,700 — — 5,585,700
Total Investments in Securities ........... $234,432,497 $14,271,130
d
$8,106,672 $256,810,299
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 103,706,097 $ — $ — $ 103,706,097
Airlines .............................. 64,212,650 — 29,976,052 94,188,702
Banks ............................... 111,986,026 — — 111,986,026
Biotechnology ......................... 395,986,135 — — 395,986,135
Building Products ...................... 38,949,672 — — 38,949,672
Capital Markets ........................ 145,708,074 — 25,000,000 170,708,074
Commercial Services & Supplies ........... 28,968,636 — — 28,968,636
Communications Equipment .............. 77,707,451 — — 77,707,451
Construction & Engineering ............... 83,134,292 — — 83,134,292
Consumer Finance ..................... 6,180,760 — 5,864,288 12,045,048
Diversified Consumer Services ............ 43,863,972 — — 43,863,972
Electronic Equipment, Instruments &
Components ........................ 34,866,830 — — 34,866,830
Equity Real Estate Investment Trusts (REITs) . 81,286,988 — — 81,286,988
Food & Staples Retailing ................. 80,472,145 — — 80,472,145
Food Products ........................ 121,208,523 — — 121,208,523
Health Care Equipment & Supplies ......... 186,097,052 — — 186,097,052
Health Care Providers & Services .......... 144,549,264 — — 144,549,264
Health Care Technology ................. 133,485,679 — — 133,485,679
Hotels, Restaurants & Leisure ............. 136,257,183 — — 136,257,183
Household Durables .................... 103,479,928 — — 103,479,928
Insurance ............................ 6,004,100 — — 6,004,100
IT Services ........................... 236,515,595 — 31,005,663 267,521,258
Life Sciences Tools & Services ............ 86,255,273 — — 86,255,273
Machinery ............................ 82,363,237 — 31,803,775
b
114,167,012
Personal Products ..................... 41,707,884 — — 41,707,884
Pharmaceuticals ....................... 64,066,891 — — 64,066,891
Professional Services ................... 68,521,714 — 50,386,482 118,908,196
Road & Rail .......................... — — 7,080,000 7,080,000
Semiconductors & Semiconductor Equipment . 268,865,783 — — 268,865,783
Software ............................. 310,763,166 — 8,884,866 319,648,032
Specialty Retail ........................ 330,334,523 — — 330,334,523
Textiles, Apparel & Luxury Goods .......... 47,452,550 — — 47,452,550
Trading Companies & Distributors .......... 115,670,685 — — 115,670,685
Convertible Preferred Stocks ............... — — 35,254,166 35,254,166
Preferred Stocks ........................ — — 93,238,933
b
93,238,933
Warrants .............................. — — 32,754 32,754
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 187,363,784 — — 187,363,784
Total Investments in Securities ........... $3,967,992,542 $— $318,526,979 $4,286,519,521
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 94,834,483 — — 94,834,483
Airlines .............................. 29,139,936 — — 29,139,936
Banks ............................... 29,202,876 — — 29,202,876
Biotechnology ......................... 186,736,556 — — 186,736,556
Capital Markets ........................ 284,639,395 — 18,313,612 302,953,007
Commercial Services & Supplies ........... 66,991,760 — — 66,991,760
Communications Equipment .............. 15,367,756 — — 15,367,756
Consumer Finance ..................... — — 7,909,276 7,909,276
Containers & Packaging ................. 61,687,176 — — 61,687,176
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electrical Equipment .................... $ 46,113,000 $ — $ — $ 46,113,000
Electronic Equipment, Instruments &
Components ........................ 118,967,073 — — 118,967,073
Entertainment ......................... 156,703,062 — — 156,703,062
Equity Real Estate Investment Trusts (REITs) . 149,908,814 — — 149,908,814
Food & Staples Retailing ................. 28,483,200 — — 28,483,200
Food Products ........................ 36,568,135 — — 36,568,135
Health Care Equipment & Supplies ......... 380,262,841 — — 380,262,841
Health Care Providers & Services .......... 63,954,360 — — 63,954,360
Health Care Technology ................. 139,743,571 — — 139,743,571
Hotels, Restaurants & Leisure ............. 250,143,719 — — 250,143,719
Household Durables .................... 49,092,440 — — 49,092,440
Interactive Media & Services .............. 140,020,228 — — 140,020,228
Internet & Direct Marketing Retail .......... 67,804,190 — — 67,804,190
IT Services ........................... 325,666,301 — 27,666,302 353,332,603
Life Sciences Tools & Services ............ 276,975,864 — — 276,975,864
Machinery ............................ 110,731,188 — 12,399,588
b
123,130,776
Personal Products ..................... 38,939,925 — — 38,939,925
Pharmaceuticals ....................... 38,253,439 — — 38,253,439
Professional Services ................... 277,165,505 — — 277,165,505
Road & Rail .......................... 62,456,258 — 6,373,888 68,830,146
Semiconductors & Semiconductor Equipment . 323,322,385 — — 323,322,385
Software ............................. 1,146,310,420 — 10,470,554 1,156,780,974
Specialty Retail ........................ 296,674,219 — — 296,674,219
Textiles, Apparel & Luxury Goods .......... 141,485,121 — — 141,485,121
Trading Companies & Distributors .......... 66,622,228 — — 66,622,228
Convertible Preferred Stocks ............... — — 66,953,507 66,953,507
Preferred Stocks ........................ — — 33,749,287 33,749,287
Warrants .............................. — — —
b
—
Senior Floating Rate Interests ............... — — 986,964 986,964
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 341,127,310 — — 341,127,310
Total Investments in Securities ........... $5,842,094,734 $— $184,822,978 $6,026,917,712
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. 2,642,945 — — 2,642,945
Machinery ............................ — 6,046,866 — 6,046,866
Media ............................... 3,734,547 — 46,663 3,781,210
Multiline Retail ........................ — — —
b
—
Oil, Gas & Consumable Fuels ............. 17,397 — 21,817 39,214
Specialty Retail ........................ 8 — — 8
Management Investment Companies ......... 308,946,242 — — 308,946,242
Warrants :
Oil, Gas & Consumable Fuels ............. — — 5,252
b
5,252
Paper & Forest Products ................. 8,601 — — 8,601
Software ............................. — — —
b
—
Convertible Bonds ....................... — 472,447 — 472,447
Corporate Bonds :
Aerospace & Defense ................... — 27,504,342 — 27,504,342
Air Freight & Logistics ................... — 20,055,552 — 20,055,552
Airlines .............................. — 28,859,130 — 28,859,130
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Auto Components ...................... $ — $ 41,551,379 $ — $ 41,551,379
Automobiles .......................... — 11,816,638 — 11,816,638
Banks ............................... — 88,303,277 — 88,303,277
Beverages ........................... — 20,278,563 — 20,278,563
Biotechnology ......................... — 6,593,811 — 6,593,811
Building Products ...................... — 27,367,153 — 27,367,153
Capital Markets ........................ — 18,573,421 — 18,573,421
Chemicals ........................... — 118,536,896 — 118,536,896
Commercial Services & Supplies ........... — 39,194,674 — 39,194,674
Communications Equipment .............. — 12,857,595 — 12,857,595
Construction & Engineering ............... — 3,577,810 — 3,577,810
Consumer Finance ..................... — 21,839,827 — 21,839,827
Containers & Packaging ................. — 66,418,000 — 66,418,000
Diversified Financial Services ............. — 22,385,589 — 22,385,589
Diversified Telecommunication Services ..... — 42,135,667 — 42,135,667
Electric Utilities ........................ — 83,062,468 — 83,062,468
Electrical Equipment .................... — 9,878,640 — 9,878,640
Electronic Equipment, Instruments &
Components ........................ — 13,339,477 — 13,339,477
Energy Equipment & Services ............. — 14,655,144 — 14,655,144
Entertainment ......................... — 21,638,174 — 21,638,174
Equity Real Estate Investment Trusts (REITs) . — 63,776,682 — 63,776,682
Food & Staples Retailing ................. — 7,570,542 — 7,570,542
Food Products ........................ — 61,756,601 — 61,756,601
Gas Utilities .......................... — 2,997,529 — 2,997,529
Health Care Providers & Services .......... — 76,481,116 — 76,481,116
Hotels, Restaurants & Leisure ............. — 119,894,620 — 119,894,620
Household Durables .................... — 23,751,561 — 23,751,561
Household Products .................... — 34,394,237 — 34,394,237
Independent Power and Renewable Electricity
Producers .......................... — 61,131,328 — 61,131,328
Insurance ............................ — 11,153,816 — 11,153,816
Interactive Media & Services .............. — 17,218,417 — 17,218,417
Internet & Direct Marketing Retail .......... — 17,610,636 — 17,610,636
IT Services ........................... — 31,221,886 — 31,221,886
Life Sciences Tools & Services ............ — 2,160,375 — 2,160,375
Machinery ............................ — 17,094,950 — 17,094,950
Marine .............................. — 12,750,000 — 12,750,000
Media ............................... — 102,446,847 — 102,446,847
Metals & Mining ....................... — 58,169,328 — 58,169,328
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 1,375,640 — 1,375,640
Multiline Retail ........................ — — —
b
—
Multi-Utilities .......................... — 8,657,974 — 8,657,974
Oil, Gas & Consumable Fuels ............. — 205,202,604 — 205,202,604
Paper & Forest Products ................. — 11,771,555 — 11,771,555
Personal Products ..................... — 15,728,979 — 15,728,979
Pharmaceuticals ....................... — 63,715,758 — 63,715,758
Real Estate Management & Development .... — 34,895,083 — 34,895,083
Road & Rail .......................... — 31,027,749 — 31,027,749
Software ............................. — 19,026,712 — 19,026,712
Specialty Retail ........................ — 48,081,903 — 48,081,903
Thrifts & Mortgage Finance ............... — 29,401,510 — 29,401,510
Tobacco ............................. — 15,778,630 — 15,778,630
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At July 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Trading Companies & Distributors .......... $ — $ 25,194,921 $ — $ 25,194,921
Wireless Telecommunication Services ....... — 37,512,772 — 37,512,772
Senior Floating Rate Interests ............... — 57,081,350 —
b
57,081,350
Marketplace Loans ...................... — — 6,880,498 6,880,498
Loan Participations and Assignments ......... — 15,107,350 — 15,107,350
Foreign Government and Agency Securities .... — 576,643,348 — 576,643,348
U.S. Government and Agency Securities ....... — 114,956,761 — 114,956,761
Asset-Backed Securities :
Airlines .............................. — 1,178,009 — 1,178,009
Consumer Finance ..................... — 20,145,643 — 20,145,643
Diversified Financial Services ............. — 244,401,991 776,285 245,178,276
Commercial Mortgage-Backed Securities ...... — 2,103,603 — 2,103,603
Mortgage-Backed Securities ................ — 118,362,019 — 118,362,019
Municipal Bonds ......................... — 34,567,509 — 34,567,509
Residential Mortgage-Backed Securities ...... — 335,280,035 — 335,280,035
Escrows and Litigation Trusts ............... — 165,000 —
b
165,000
Options purchased ....................... — 1,353,533 — 1,353,533
Short Term Investments ................... 54,499,250 89,132,069 — 143,631,319
Total Investments in Securities ........... $369,848,990 $3,646,373,021 $7,730,515 $4,023,952,526
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,026,429 $ — $ 1,026,429
Futures contracts ........................ 631,121 — — 631,121
Swap contracts ......................... — 5,563,609 — 5,563,609
Total Other Financial Instruments ......... $631,121 $6,590,038 $— $7,221,159
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 35,082 $ — $ 35,082
Forward exchange contracts ................ $ — $ 1,140,157 $ — $ 1,140,157
Futures contracts ........................ 7,420,459 — — 7,420,459
Swap contracts .......................... — 544,789 — 544,789
Total Other Financial Instruments ......... $7,420,459 $1,720,028 $— $9,140,487
a
For detailed categories, see the accompanying Statements of Investments.
b
Includes securities determined to have no value at July 31, 2021.
c
Includes foreign securities valued at $42,678,781, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $13,146,390, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ...... $ — $ 7,087,09 3 $ — $ — $ — $ — $ — $ 4,764,782 $ 11,851,875
c
$ 4,764,78 2
Capital Markets ..... 5,631,994 1,898,000 (1,035,890) — — — — (1,337,800) 5,156,304 (1,162,735)
Convertible Preferred
Stocks :
Pharmaceuticals .... 5,000,000 — (5,000,000) — — — — — — —
Preferred Stocks :
Biotechnology ...... 5,574,503 — — — — — — (720,769) 4,853,734 (720,769)
Health Care Providers &
Services ........ 2,084,489 — — — — — — — 2,084,489 —
Pharmaceuticals .... 2,087,102 2,087,101 (4,174,203) — — — — — — —
Escrows and Litigation
Trusts ........... 851,316 — (852,046) — — — (1,087,487) 1,088,217 — —
Total Investments in
Securities ............ $21,229,404 $11,072,194 $(11,062,139) $— $— $— $(1,087,487) $3,794,430 $23,946,402 $2,881,278
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Airlines .......... 35,000,000 17,499,998 — — — — — (8,194,605) 44,305,393 (8,194,605)
Capital Markets ..... 44,235,321 10,225,000 — — — — — 10,819,230 65,279,551 18,826,041
Commercial Services &
Supplies ........ — 6,149,572 — — — — — 14,457 6,164,029 14,457
Health Care Equipment
& Supplies ....... 20,963,721 — — — — — — 51,388,380 72,352,101 (116,321,391)
IT Services ........ 11,524,036 2,446,575 — — — — — 22,139,523 36,110,134 22,139,523
Machinery ......... — 22,294,006 — — — — — 12,961,325 35,255,331
c
12,961,325
Professional Services . 26,204,625 — — — — — — 32,701,315 58,905,940 32,701,315
Software .......... 13,792,310 9,616,777 — — — — — 16,468,050 39,877,137 16,468,050
Convertible Preferred
Stocks :
Internet & Direct
Marketing Retail ... 27,858,025 — — — — — — 1,381,979 29,240,004 1,381,979
Software .......... 31,034,048 — — — — — — 5,218,535 36,252,583 —
Preferred Stocks :
Airlines .......... 22,526,068 — (17,499,998) — — — — (5,026,070) — —
Automobiles ....... 51,786,112 — (22,294,007) — — — — (29,492,105) — —
Commercial Services &
Supplies ........ 12,164,900 — — — — — — 813,972 12,978,872 813,972
Food & Staples Retailing 16,925,725 — — — — — — 755,557 17,681,282 755,557
Health Care Providers &
Services ........ 28,448,746 — — — — — — 3,568,881 32,017,627 3,568,881
IT Services ........ 21,029,873 — (2,446,575) — — — — 3,528,525 22,111,823 3,014,721
Software .......... 76,397,495 — (9,616,775) — — — — 1,012,966 67,793,686 1,629,225
Warrants :
Food & Staples Retailing — —
c
— — — — — 22,165 22,165 22,165
Escrows and Litigation
Trusts ........... —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $439,891,005 $68,231,928 $(51,857,355) $— $— $— $— $120,082,080 $576,347,658 $(10,218,785)
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Natural Resources Fund
Assets:
Investments in Securities:
Common Stocks
Consumer Finance ... $ 743,430 $ — $ — $ — $ — $ — $ — $ (133,074) $ 610,356 $ (133,074)
Environmental &
Facilities Services .. 1,738,000 — — — — — — — 1,738,000 —
Investment Banking &
Brokerage ....... 3,796,238 1,314,999 — — — — — 647,079 5,758,316 755,106
Total Investments in Securities . $6,277,668 $1,314,999 $— $— $— — — 514,005 $8,106,672 622,032
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Airlines .......... $ 20,000,000 $ 14,999,997 $ — $ — $ — $ — $ — $ (5,023,945) $ 29,976,052 $ (5,023,945)
Capital Markets ..... 30,328,348 — (3,364,000) — — — — (1,964,348) 25,000,000 —
Consumer Finance ... 7,142,860 — — — — — — (1,278,572) 5,864,288 (1,278,572)
IT Services ........ 11,554,574 — — — — — — 19,451,089 31,005,663 19,451,089
Machinery ......... — 19,762,396
c
— — — — — 12,041,379 31,803,775
c
12,041,379
Professional Services . 22,414,698 — — — — — — 27,971,784 50,386,482 27,971,784
Road & Rail ....... 7,500,000 — — — — — — (420,000) 7,080,000 (420,000)
Software .......... 15,494,946 4,675,011 (5,500,000) — — — — (5,785,091) 8,884,866 (4,285,861)
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 14,854,244 — — — — — — 399,923 15,254,167 399,923
Specialty Retail ..... — 19,999,999 — — — — — — 19,999,999 —
Preferred Stocks :
Airlines .......... 19,308,057 — (14,999,997) — — — — (4,308,060) — —
Auto Components .... 8,082,642 — — — — — — 1,397,001 9,479,643
c
1,397,001
Automobiles ....... 46,716,172 — (19,762,395) — — — — (26,953,777) — —
Commercial Services &
Supplies ........ 12,139,766 — — — — — — 812,291 12,952,057 812,291
Food & Staples Retailing 8,380,798 — — — — — — 356,321 8,737,119 356,321
Software .......... 24,381,344 — — — — — — (185,419) 24,195,925 (185,419)
Specialty Retail ..... 21,926,375 — — — — — — 147,692 22,074,067 147,692
Textiles, Apparel &
Luxury Goods .... 15,570,065 — — — — — — 230,056 15,800,12 1 230,056
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small Cap Growth Fund (continued)
Assets:
Investments in Securities:
Warrants :
Food & Staples Retailing $ —
c
$ — $ — $ — $ — $ — $ — $ 32,754 $ 32,754 $ 32,754
Escrows and Litigation
Trusts : — —
c
— — — — — — —
c
—
Total Investments in
Securities ............ $285,794,889 $59,437,403 $(43,626,392) $— $— $— $— $16,921,078 $318,526,978 $51,646,493
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Capital Markets ..... 18,263,167 2,712,000 (4,634,000) — — — — 1,972,445 18,313,612 4,678,387
Consumer Finance ... 9,633,710 — — — — — — (1,724,434) 7,909,276 (1,724,434)
IT Services ........ 10,310,127 — — — — — — 17,356,175 27,666,302 17,356,175
Machinery ......... — 7,135,914 — — — — — 5,263,674 12,399,588
c
5,263,674
Road & Rail ....... 6,752,000 — — — — — — (378,112) 6,373,888 (378,112)
Software .......... 18,260,372 5,509,372 (6,481,600) — — — — (6,817,590) 10,470,554 (5,050,762)
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 8,878,072 — — — — — — 239,025 9,117,097 239,025
Internet & Direct
Marketing Retail ... 20,938,178 — — — — — — 1,118,943 22,057,121 1,118,943
Semiconductors &
Semiconductor
Equipment ....... — 47 — — — — — 2,113,806 2,113,853 2,113,806
Software .......... 29,123,650 — — — — — — 4,541,786 33,665,436 4,541,786
Preferred Stocks :
Automobiles ....... 18,213,603 — (7,135,914) — — — — (11,077,689) — —
Semiconductors &
Semiconductor
Equipment ....... 10,389,829 — — — — — — 430,314 10,820,143 430,314
Software .......... 13,521,001 — — — — — — — 13,521,001 —
Textiles, Apparel &
Luxury Goods .... 9,271,156 — — — — — — 136,987 9,408,143 136,987
Warrants :
Semiconductors &
Semiconductor
Equipment ....... 2,022,312 — (47) — — — — (2,022,265) —
c
—
Software .......... —
c
— — — — — — — —
c
—
Senior Floating Rate
Interests :
Semiconductors &
Semiconductor
Equipment ....... 949,608 28,527 — — — 154 — 8,675 986,964 8,675
Escrows and Litigation
Trusts ........... — —
c
— — — — — — —
c
—
Total Investments in
Securities ............ $176,526,785 $15,385,860 $(18,251,561) $— $— $154 $— $11,161,740 $184,822,978 $28,734,464
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2021, are as follows:
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stock:
Biotechnology
.............
$11,851,875 Market comparables Discount for lack of
marketability
5.0% - 7.5%
(6.7%)
Decrease
c
Capital Markets 1,898,000 Market comparables Discount for lack of marketability
0.3% Decrease
Preferred Stocks:
Biotechnology
..............
4,853,734 Market comparables Volatility of peers (28.0)% -
(18.8)%
((21.7)%)
Decrease
c
All Other Investments
..........
5,342,793
d,e
Total
.......................
$23,946,402
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stock:
Airlines
....................
$16,305,393 Market comparables Discount for lack of
marketability
12.0% Decrease
c
Capital Markets
.............
61,426,867 Market comparables Discount for lack of
marketability
0.3% - 9.7%
(7.4%)
Decrease
c
Health Care Equipment & Supplies 73,352,101 Market comparables Discount for lack of marketability
4.3% Decrease
IT Services
.................
36,110,134 Market comparables Discount for lack of
marketability
3.7% Decrease
c
Machinery
.................
32,255,331 Market comparables Discount for lack of
marketability
11.1% Decrease
c
Professional Services
.........
58,905,940 Market comparables Discount for lack of
marketability
4.3% Decrease
c
Software
...................
39,877,137 Market comparables EV / EBITDA multiple 20.7x Increase
c
Discount for lack of
marketability
3.7% - 4.5%
(4.0%)
Decrease
Convertible Preferred Stocks:
Internet & Direct Marketing Retail 25,425,038 Market comparables EV / EBITDA multiple 45.6x Increase
c
EV / revenue multiple 3.6x Increase
c
Discount for lack of
marketability
11.6% Decrease
c
Software
...................
36,252,583 Market comparables EV / revenue multiple 17.1x - 61.7x
(43.9x)
Increase
c
Discount for lack of
marketability
7.3% Decrease
c
Preferred Stocks:
Commercial Services & Supplies
.
12,978,872 Discounted cash flow Discount for lack of
marketability
6.4% Decrease
Discount rate 19.2% Decrease
c
Long term growth rate 5.0% Increase
Market comparables EV / revenue multiple 11.1x – 13.5x
(12.3x)
Increase
Food & Staples Retailing
.......
14,560,423 Discounted cash flow Discount for lack of
marketability
9.1% Decrease
c
Discount rate 17.9% Decrease
c
Terminal Multiple 32.5x Increase
Market comparables EV / revenue multiple 4.4x Increase
c
Health Care Providers & Services 32,017,627 Discounted cash flow Discount for lack of marketability
4.1% Decrease
c
Discount rate 8.0% Decrease
f
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Long term growth rate 5.0% Increase
f
IT Services
.................
22,111,823 Market comparables Discount for lack of
marketability
5.5% Decrease
c
EV / revenue multiple 32.6x Increase
c
Software
...................
67,793,686 Discounted cash flow Discount for lack of
marketability
6.8%-9.9%
(9.0%)
Decrease
c
Discount rate 8.6%-10.3%
(9.8%)
Decrease
c
Long term growth rate 2.0% Increase
c
Terminal Multiple 34.6x Increase
c
Market comparables EV / revenue multiple 32.5x Increase
c
Discount for lack of
marketability
6.1% - 8.7%
(8.1%)
Decrease
c
All Other Investments
..........
44,974,703
d,e
Total
.......................
$576,347,658
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Natural Resources Fund
Assets:
Investments in Securities:
Common Stock:
Environmental & Facilities
Services
...................
$1,738,000 Market comparables Discount for lack of
marketability
1.9 % Decrease
Investment Banking & Brokerage 4,529,718 Market comparables Discount for lack of marketability
2.9% - 9.7%
(7.4%)
Decrease
c
All Other Investments
..........
1,838,954
d
Total
.......................
$8,106,672
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stock:
Airlines
...................
$13,976,052 Market comparables Discount for lack of
marketability
12.0% Decrease
c
Capital Markets
.............
25,000,000 Market comparables Discount for lack of
marketability
1.3% Decrease
IT Services
.................
31,005,663 Market comparables Discount for lack of
marketability
3.7% Decrease
c
Machinery
.................
31,803,775 Market comparables Discount for lack of
marketability
11.1% Decrease
c
Professional Services
.........
50,386,482 Market comparables Discount for lack of
marketability
4.3% Decrease
Software
...................
8,884,866 Market comparables Discount for lack of
marketability
2.8% Decrease
Convertible Preferred Stocks:
Diversified Consumer Services
..
15,254,167 Discounted cash flow Discount for lack of
marketability
11.8% Decrease
c
Discount rate 14.6% Decrease
f
Long term growth rate 5.0% Increase
Preferred Stock:
Auto Components
...........
9,478,643 Market comparables EV / EBITDA multiple 27.2x Increase
c
Discount for lack of
marketability
6.0% Decrease
c
Commercial Services & Supplies
.
12,952,057 Discounted cash flow Discount for lack of
marketability
6.4% Decrease
Discount rate 19.2% Decrease
c
Long term growth rate 5.0% Increase
Market comparables EV / revenue multiple 11.1x – 13.5%x
(12.3%)
Increase
Food & Staples Retailing
.......
16,012,976 Discounted cash flow Discount for lack of
marketability
9.1% Decrease
c
Discount rate 17.9% Decrease
c
Terminal Multiple 32.5x Increase
Market comparables EV / revenue multiple 4.4x Increase
c
Software
...................
21,663,774 Discounted cash flow Discount for lack of
marketability
9.9% Decrease
c
Discount rate 10.3% Decrease
c
Long term growth rate 2.0% Increase
c
Market comparables Discount for lack of
marketability
8.0% Decrease
c
EV / revenue multiple 3.0x Increase
c
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Specialty Retail
..............
22,074,067 Discounted cash flow Discount for lack of
marketability
9.7% Decrease
c
Discount rate 13.2% Decrease
f
Long term growth rate 4.0% Increase
c
Textiles, Apparel & Luxury Goods 15,800,122 Market comparables Discount for lack of marketability
8.0% Decrease
c
EV / revenue multiple 5.6x Increase
c
All Other Investments
..........
54,233,335
d,e
Total
.......................
$318,526,979
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stock:
Capital Markets
.............
$15,601,612 Market comparables Discount for lack of
marketability
9.7% Decrease
c
IT Services
.................
27,666,302 Market comparables Discount for lack of
marketability
3.7% Decrease
c
Machinery
..................
12,399,588 Market comparables Discount for lack of
marketability
11.1% Decrease
c
Software
...................
10,470,554 Market comparables Discount for lack of
marketability
2.8% Decrease
Convertible Preferred Stocks:
Diversified Consumer Services
..
9,117,097 Discounted cash flow Discount for lack of
marketability
11.8% Decrease
c
Discount rate 14.6% Decrease
f
Long term growth rate 5.0% Increase
Internet & Direct Marketing Retail 21,404,793 Market comparables EV / EBITDA multiple 45.6x Increase
c
EV / revenue multiple 3.6x Increase
c
Discount for lack of
marketability
11.6% Decrease
c
Software
...................
33,665,436 Market comparables Discount for lack of
marketability
7.3% Decrease
c
EV / revenue multiple 17.1x – 61.7%x
(35.5%)
Increase
c
Preferred Stocks:
Semiconductors & Semiconductor
Equipment
..................
10,820,143 Market comparables Discount for lack of
marketability
8.3% Decrease
c
Textiles, Apparel & Luxury Goods
.
9,408,143 Market comparables Discount for lack of
marketability
8.0% Decrease
c
EV / revenue multiple 5.6x Increase
c
All Other Investments
..........
34,269,310
d,e
Total
.......................
$184,822,978
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable
e
Includes securities determined to have no value at July 31, 2021.
f
Represents a significant impact to fair value and net assets.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
Selected Portfolio
ADR
American Depositary Receipt
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Voting Rights
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GDP
Gross Domestic Product
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
TBA
To-Be-Announced
TBD
To Be Determined
T-Note
Treasury Note
VRI
Value Recovery Instrument
Currency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
GBP
British Pound
IDR
Indonesian Rupiah
USD
United States Dollar
UYU
Uruguayan Peso
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America, N.A.
BZWS
Barclays Bank plc
CITI
Citibank NA
CITI
Citigroup, Inc
FBCO
Credit Suisse Group AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
10. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.